UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

                              FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                         Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 72.0%
Brazil — 28.9%
AmBev SA, ADR	137,900	$783,272
BB Seguridade Participacoes SA	70,700	665,920
BRF SA, ADR	31,400	656,574
Cosan SA Industria e Comercio	47,800	290,378
CPFL Energia SA	47,600	267,476
Ez Tec Empreendimentos e Participacoes SA	1	3
Localiza Rent a Car SA	33,000	270,828
Ultrapar Participacoes SA	10,000	204,793
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	32,400	470,583
WEG SA	69,500	378,764

		3,988,591

Chile — 5.5%
Banco Santander Chile, ADR	4,400	88,836
Empresa Nacional de Electricidad SA	214,215	292,142
Empresas CMPC SA	31,400	83,679
SACI Falabella	23,200	151,006
Vina Concha Y Toro SA	86,500	137,525

		753,188

Colombia — 0.8%
Grupo de Inversiones Suramericana SA	8,600	110,486

Mexico — 33.7%
Alfa SAB de CV, Class A	151,000	299,985
America Movil SAB de CV, SP ADR, Class L	25,400	492,252

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
Bolsa Mexicana de Valores SAB de CV	129,800	$232,653
Cemex SAB de CV, SP ADR*	40,083	340,706
Concentradora Fibra Danhos SA de CV REIT	125,450	276,399
El Puerto de Liverpool SAB de CV, Class C1	18,000	211,073
Fomento Economico Mexicano SAB de CV, SP ADR	8,900	806,696
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	7,000	310,450
Grupo Aeroportuario del Sureste SAB de CV, Class B	24,600	367,767
Grupo Financiero Banorte SAB de CV, Class O	34,200	180,674
Grupo Televisa SAB, SP ADR	6,000	209,160
Infraestructura Energetica Nova SAB de CV	64,500	313,843
Rassini SAB de CV	91,700	351,775
Wal-mart de Mexico SAB de CV	100,700	244,117

		4,637,550

Peru — 3.1%
Credicorp Ltd.	3,300	435,270

TOTAL COMMON STOCKS (Cost $10,782,105)		9,925,085

See accompanying Notes to the Quarterly Portfolio of Investments. 1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

PREFERRED STOCKS — 22.4%
Brazil — 21.3%
Itau Unibanco Holding SA, SP ADR	137,500	$1,193,500
Itausa - Investimentos Itau SA	379,000	920,948
Petroleo Brasileiro SA, SP ADR*	73,400	451,410
Suzano Papel e Celulose SA	52,300	255,088
Vale SA, SP ADR	24,600	105,534

		2,926,480

Colombia — 1.1%
Banco Davivienda SA	17,000	156,306

TOTAL PREFERRED STOCKS (Cost $4,118,822)		3,082,786

REGISTERED INVESTMENT COMPANY — 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	571,240	571,240

TOTAL REGISTERED INVESTMENT COMPANY (Cost $571,240)		571,240

TOTAL INVESTMENTS - 98.6% (Cost $15,472,167)**		13,579,111
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		197,360

NET ASSETS - 100.0%		$13,776,471

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.
*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,472,167

Gross unrealized appreciation	$160,631
Gross unrealized depreciation	(2,053,687)

Net unrealized depreciation	$(1,893,056)

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 2

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 80.8%
Austria — 0.3%
Oas Investments GmbH 8.25%, 10/19/2019(a)(b)	$ 200,000	$ 36,000
Brazil — 33.7%
Banco do Brasil SA 5.88%, 01/19/2023	700,000	666,320
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	205,250
BM&FBovespa SA 5.50%, 07/16/2020	1,000,000	1,057,500
Embraer SA 5.15%, 06/15/2022	500,000	508,125
Hypermarcas SA 6.50%, 04/20/2021(b)	1,000,000	1,051,000
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	205,690
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	300,900
Itau Unibanco Holding SA 5.50%, 08/06/2022	200,000	199,200
Samarco Mineracao SA 4.13%, 11/01/2022	500,000	457,000
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	367,000
		5,017,985
Cayman Islands — 21.2%
BFF International Ltd. 7.25%, 01/28/2020	500,000	542,500
BR Malls International Finance Ltd. 8.50%, 01/21/2016(b)(c)	400,000	401,028
Cosan Overseas Ltd. 8.25%, 11/05/2015(b)(c)	600,000	582,000

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — (Continued)
Odebrecht Finance Ltd. 4.38%, 04/25/2025	$ 300,000	$ 210,000
Suzano Trading Ltd. 5.88%, 01/23/2021	900,000	936,000
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	481,350
		3,152,878
Chile — 4.1%
Banco Santander Chile 3.88%, 09/20/2022	400,000	404,982
Corpbanca SA 3.88%, 09/22/2019	200,000	204,064
		609,046
Colombia — 2.9%
Bancolombia SA 5.95%, 06/03/2021	400,000	434,480
Luxembourg — 2.3%
Klabin Finance SA 5.25%, 07/16/2024	360,000	347,670
Mexico — 12.0%
Alfa SAB de CV 5.25%, 03/25/2024(b)	500,000	521,250
America Movil SAB de CV 5.00%, 03/30/2020	300,000	331,590
Cemex SAB de CV 5.88%, 03/25/2019(b)	500,000	508,750
Grupo Bimbo SAB de CV 4.50%, 01/25/2022	400,000	419,600
		1,781,190
Netherlands — 1.0%
Cimpor Financial Operations BV 5.75%, 07/17/2024(b)	200,000	155,000

See accompanying Notes to the Quarterly Portfolio of Investments. 3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Virgin Islands — 3.3%
Gerdau Trade, Inc. 5.75%, 01/30/2021	$ 500,000	$ 494,000
TOTAL CORPORATE BONDS AND NOTES (Cost $12,500,959)		12,028,249
GOVERNMENT BONDS — 16.5%
Brazilian Government International Bond 7.13%, 01/20/2037	2,080,000	2,267,200
Brazilian Government International Bond 5.63%, 01/07/2041	200,000	185,000
TOTAL GOVERNMENT BONDS (Cost $2,755,701)		2,452,200

	Shares	Value

REGISTERED INVESTMENT COMPANY — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(d)	196,350	196,350
TOTAL REGISTERED INVESTMENT COMPANY (Cost $196,350)		196,350
TOTAL INVESTMENTS - 98.6% (Cost $15,453,010)**		14,676,799
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		209,510

NET ASSETS - 100.0%		$14,886,309

(a)	Investment with a total aggregate value of $36,000 or 0.2% of net assets was in default as of July 31, 2015.
(b)	This security is callable.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,453,010

Gross unrealized appreciation	$29,642
Gross unrealized depreciation	(805,853)

Net unrealized depreciation	$(776,211)

See accompanying Notes to the Quarterly Portfolio of Investments. 4

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

FUTURES CONTRACTS

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Note	September 2015	(8)	$ (1,219,801)	$ (27,696)
U.S. 10 Year Treasury Note	September 2015	(34)	(4,290,871)	(42,004)
U.S. Long Treasury Bond	September 2015	(8)	(953,195)	(5,554)
Total Futures Contracts			$ (6,463,867)	$ (75,254)

See accompanying Notes to the Quarterly Portfolio of Investments. 5

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Futures Contracts are generally valued using the settlement price determined by the relevant exchange. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2015, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund

	Total Value at 07/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$13,579,111	$13,579,111	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

7

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Bradesco Latin American Hard Currency Bond Fund
	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Corporate Bonds and Notes	$12,028,249	$—	$12,028,249	$—
Government Bonds	2,452,200	—	2,452,200	—
Registered Investment
Company	196,350	196,350	—	—

Total Assets	$14,676,799	$196,350	$14,480,449	$—

Liabilities
Futures
Interest Rate Contracts	(75,254)	(75,254)	—	—

Total Liabilities	$(75,254)	$(75,254)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons

8

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Futures Contracts — The Funds may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agree to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.9%
Brazil — 6.0%
AMBEV SA	477,800	$2,700,223
Embraer SA	137,600	955,257
Even Construtora e Incorporadora SA	707,000	598,811
Iochpe-Maxion SA	171,800	612,147
Marcopolo SA, Pref. shares	2,110,300	1,417,570
WEG SA	123,900	675,236

		6,959,244

Chile — 0.8%
Aguas Andinas SA, Class A	1,706,207	902,807

China — 20.0%
Air China Ltd., Class H	1,340,000	1,344,145
Anhui Conch Cement Co., Ltd., Class H	294,500	914,727
China Construction Bank Corp., Class H	4,911,000	4,006,230
China Mobile, Ltd.	345,168	4,518,528
China Overseas Land & Investment, Ltd.	324,000	1,020,327
Cimc Enric Holdings Ltd.	96,000	67,017
CNOOC Ltd.	1,969,000	2,416,235
Dongfeng Motor Group Co., Ltd., Class H	1,400,000	1,610,425
Haitian International Holdings, Ltd.	271,000	560,898
Industrial & Commercial Bank of China, Ltd.	1,918,000	1,317,643
NetEase, Inc., ADR	4,572	633,816
Pacific Basin Shipping, Ltd.	1,510,344	519,484
PetroChina Co., Ltd., Class H	2,529,181	2,491,590

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Shenzhou International Group Holdings, Ltd.	269,000	$1,412,798
Weichai Power Co., Ltd., Class H	278,000	417,033

		23,250,896

Czech Republic — 1.8%
Komercni Banka AS	9,575	2,140,721

Hungary — 2.1%
OTP Bank PLC	116,480	2,387,074

India — 7.0%
Coal India, Ltd.	336,111	2,298,853
HCL Technologies, Ltd.	85,806	1,335,905
ICICI Bank, Ltd., SP ADR	139,470	1,404,463
Oil India, Ltd.	228,097	1,537,748
Reliance Industries, Ltd., SP GDR(a)	50,227	1,564,571

		8,141,540

Indonesia — 2.9%
Astra International Tbk PT	1,948,200	956,668
Bank Mandiri Persero Tbk PT	1,506,700	1,057,815
Bank Rakyat Indonesia Persero Tbk PT	1,443,200	1,066,196
Indo Tambangraya Megah Tbk PT	428,400	307,160

		3,387,839

Malaysia — 2.2%
Genting Bhd	631,696	1,343,332
Malayan Banking Bhd	510,536	1,227,339

		2,570,671

See accompanying Notes to the Quarterly Portfolio of Investments. 1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 4.5%
America Movil SAB de CV, Series L	2,338,528	$2,274,305
Southern Copper Corp.	57,212	1,593,926
Ternium SA, SP ADR	87,199	1,355,944

		5,224,175

Pakistan — 0.9%
Lucky Cement, Ltd., GDR	54,338	1,005,253

Panama — 1.0%
Copa Holdings SA, Class A	15,410	1,163,917

Peru — 0.7%
Cia de Minas Buenaventura SA, ADR	121,462	864,809

Poland — 2.4%
Bank Handlowy w Warszawie SA	38,679	949,620
Bank Pekao SA	44,868	1,893,042

		2,842,662

Russia — 5.1%
Globaltrans Investment PLC, GDR*	188,031	675,972
Magnit PJSC SP GDR	29,394	1,591,738
Novolipetsk Steel OJSC, GDR	161,380	2,094,971
PhosAgro OAO, GDR	118,003	1,566,289

		5,928,970

South Africa — 6.6%
Barclays Africa Group, Ltd.	112,501	1,653,924
MTN Group, Ltd.	101,473	1,689,400
Naspers, Ltd.	15,720	2,190,791
Reunert, Ltd.	210,715	1,054,387

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — (Continued)
Tsogo Sun Holdings, Ltd.	556,843	$1,052,038

		7,640,540

South Korea — 14.6%
Hyundai Department Store Co., Ltd.	14,896	1,881,272
Hyundai Heavy Industries Co., Ltd.*	4,361	361,730
Hyundai Mobis	11,737	2,141,258
Hyundai Motor Co.	11,740	1,495,561
LG Chem, Ltd.	11,249	2,405,080
POSCO, ADR	21,022	872,833
Samsung Electronics Co., Ltd.	4,390	4,453,905
Samsung Life Insurance Co., Ltd.	18,244	1,667,793
Shinhan Financial Group Co., Ltd.	49,186	1,760,227

		17,039,659

Taiwan — 9.9%
Advanced Semiconductor Engineering, Inc.	800,000	928,741
Asustek Computer, Inc.	152,000	1,373,683
Chicony Electronics Co., Ltd.	365,375	948,421
Chipbond Technology Corp.	626,000	941,030
Compal Electronics, Inc.	880,208	593,337
CTBC Financial Holding Co., Ltd.	2,695,000	1,954,519
Hon Hai Precision Industry Co., Ltd.	210,000	603,925
Novatek Microelectronics Corp.	278,692	1,010,944
Richtek Technology Corp.	138,000	714,595

See accompanying Notes to the Quarterly Portfolio of Investments. 2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	86,457	$1,911,564
Teco Electric And Machinery Co., Ltd.	724,000	568,633

		11,549,392

Thailand — 3.0%
Bangkok Bank PCL NVDR	229,800	1,081,702
Kasikornbank PCL NVDR	151,870	765,949
PTT Exploration & Production PCL	612,000	1,621,370

		3,469,021

Turkey — 1.4%
Enka Insaat Ve Sanayi AS	20,647	37,403
Turkcell Iletisim Hizmetleri AS*	348,419	1,594,626

		1,632,029

TOTAL COMMON STOCKS (Cost $113,601,073)		108,101,219

PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Itau Unibanco Holding SA	186,890	1,633,674

TOTAL PREFERRED STOCKS (Cost $2,137,383)		1,633,674

EXCHANGE TRADED FUNDS — 2.7%
iShares MSCI Emerging Market Index Fund	85,100	3,158,912

TOTAL EXCHANGE TRADED FUNDS (Cost $3,530,156)		3,158,912

Value

TOTAL INVESTMENTS - 97.0% (Cost $119,268,612)**	$112,893,805
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%	3,517,111

NET ASSETS - 100.0%	$116,410,916

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015 this security amounted to $1,564,571 or 1.3% of net assets. This security has been determined by the Adviser to be a liquid security.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$119,268,612

Gross unrealized appreciation	$7,462,879
Gross unrealized depreciation	(13,837,686)

Net unrealized depreciation	$(6,374,807)

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 37.9%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$9

Cayman Islands — 4.9%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	192,000
Renhe Commercial Holdings Co. Ltd. 13.00%, 03/10/2016	150,000	149,625

		341,625

Chile — 3.0%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	211,911

Indonesia — 4.0%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	278,438

Israel — 3.3%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	228,000

Netherlands — 4.9%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	172,500
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	83,894
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	85,000

		341,394

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — 4.6%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	$150,000	$163,755
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	150,000	156,120

		319,875

Turkey — 3.0%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	211,650

Ukraine — 2.7%
Commercial Bank Privatbank JSC Via Standard Bank 5.80%, 02/09/2016(c)	100,000	56,620
Ukreximbank Via Credit Suisse First Boston International 7.51%, 02/09/2023(c)	210,000	132,300

		188,920

Venezuela — 4.7%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	97,830
Petroleos de Venezuela SA 6.00%, 11/15/2026	200,000	65,220
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	112,892

See accompanying Notes to the Quarterly Portfolio of Investments. 4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par* Value		Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA 5.50%, 04/12/2037		$150,000	$48,000

			323,942

Virgin Islands — 2.8%
Sinopec Capital 2013 Ltd. 3.13%, 04/24/2023		200,000	192,419

TOTAL CORPORATE BONDS AND NOTES (Cost $2,929,464)			2,638,183

FOREIGN GOVERNMENT BONDS & NOTES — 58.9%
Brazil — 7.6%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 09/26/2023(b)		250,000	248,725
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL	75,000	20,943
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	1,000,000	260,904

			530,572

Colombia — 3.2%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	225,750

Croatia — 3.0%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	210,258

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Dominican Republic — 3.1%
Dominican Republic International Bond 7.45%, 04/30/2044		$200,000	$215,000

Egypt — 1.4%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	96,020

Greece — 0.9%
Hellenic Republic Government Bond 3.00%, 02/24/2027(d)	EUR	100,000	54,882
Hellenic Republic Government Bond 3.00%, 02/24/2035(d)	EUR	10,000	4,937

			59,819

Hungary — 3.4%
Hungary Government International Bond 7.63%, 03/29/2041		175,000	235,092

Mexico — 6.6%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	95,453
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	172,176
Mexico Government International Bond 4.75%, 03/08/2044		200,000	194,000

			461,629

Morocco — 2.9%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	203,400

See accompanying Notes to the Quarterly Portfolio of Investments. 5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Pakistan — 1.4%
Pakistan Government International Bond 7.88%, 03/31/2036	$ 100,000	$ 95,520
Panama — 3.2%
Panama Government International Bond 4.30%, 04/29/2053	250,000	222,500
Philippines — 3.8%
Philippine Government International Bond 7.50%, 09/25/2024	200,000	263,000
Poland — 1.5%
Poland Government International Bond 4.00%, 01/22/2024	100,000	105,648
Romania — 1.6%
Romanian Government International Bond 4.88%, 01/22/2024	50,000	53,688
Romanian Government International Bond 6.13%, 01/22/2044	50,000	57,746
		111,434
Serbia — 0.2%
Republic of Serbia 6.75%, 11/01/2024(d)	16,306	16,551
Sri Lanka — 2.9%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	200,000	205,500

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Turkey — 1.7%
Turkey Government International Bond 7.38%, 02/05/2025	$ 100,000	$ 119,000
Ukraine — 8.7%
Ukraine Government International Bond 6.25%, 06/17/2016	250,000	144,880
Ukraine Government International Bond 7.80%, 11/28/2022	450,000	263,475
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	196,300
		604,655
Venezuela — 1.8%
Venezuela Government International Bond 11.75%, 10/21/2026	300,000	124,950
TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $4,373,012)		4,106,298

TOTAL INVESTMENTS - 96.8% (Cost $7,302,476)**		6,744,481
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		220,437
NET ASSETS - 100.0%		$ 6,964,918

(a)	Investments with a total aggregate value of $9 or 0.00% of net assets were in default as of July 31, 2015.
(b)	Securities exempt from registration under Rule

See accompanying Notes to the Quarterly Portfolio of Investments. 6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015 these securities amounted to $2,054,254 or 29.5% of net assets. This security has been determined by the Adviser to be a liquid security.

(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2015.
(d)	Multi-Step Coupon. Rate disclosed is as of July 31, 2015.
*	Par amount denominated in USD unless otherwise noted.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$7,302,476

Gross unrealized appreciation	$254,367
Gross unrealized depreciation	(812,362)

Net unrealized depreciation	$(557,995)

Forward foreign currency contracts outstanding as of July 31, 2015 were as follows:

Currency Purchased	Currency Sold	Expiration	Counterparty	Unrealized Appreciation
USD 199,983	BRL 700,000	11/04/15	BRC	$2,055
USD 126,546	EUR 112,709	09/10/15	TDB	2,697
Net unrealized Appreciation on forward foreign currency contracts:				$4,752

BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
TDB	TD Securities Ltd
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments. 7

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of each Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2015, in valuing each Funds’ investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$6,959,244	$6,959,244	$—	$—
Chile	902,807	902,807	—	—
China	23,250,896	633,816	22,617,080	—
Czech Republic	2,140,721	2,140,721	—	—
Hungary	2,387,074	—	2,387,074	—
India	8,141,540	4,304,939	3,836,601	—
Indonesia	3,387,839	—	3,387,839	—

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

Common Stocks (Continued)
Malaysia	$2,570,671	$—	$2,570,671	$—
Mexico	5,224,175	5,224,175	—	—
Pakistan	1,005,253	1,005,253	—	—
Panama	1,163,917	1,163,917	—	—
Peru	864,809	864,809	—	—
Poland	2,842,662	2,842,662	—	—
Russia	5,928,970	4,337,232	1,591,738	—
South Africa	7,640,540	2,106,425	5,534,115	—
South Korea	17,039,659	872,833	16,166,826	—
Taiwan	11,549,392	1,911,564	9,637,828	—
Thailand	3,469,021	—	3,469,021	—
Turkey	1,632,029	—	1,632,029	—
Preferred Stocks	1,633,674	1,633,674	—	—
Exchange Traded Funds	3,158,912	3,158,912	—	—

Total Investments	$112,893,805	$40,062,983	$72,830,822	$—

	DuPont Capital Emerging Markets Debt Fund
	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$2,638,183	$—	$2,638,183	$—
Foreign Government Bonds & Notes	4,106,298	—	4,106,298	—
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	4,752	—	4,752	—

Total Assets	$6,749,233	$—	$6,749,233	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no significant transfers between Levels 1, 2, and 3 in the DuPont Capital Emerging Markets Fund. The DuPont Capital Emerging Markets Debt Fund had no transfers between Levels 1, 2, and 3.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

EIC VALUE FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.2%
Communications — 5.1%
Cisco Systems, Inc.	240,255	$6,828,047
eBay, Inc.*	354,400	9,965,728

		16,793,775

Consumer, Cyclical — 13.5%
Bed Bath & Beyond, Inc.*	123,800	8,075,474
Honda Motor Co. Ltd., SP ADR	261,050	8,865,258
Target Corp.	160,655	13,149,612
Wal-Mart Stores, Inc.	204,375	14,710,912

		44,801,256

Consumer, Non-cyclical — 23.0%
Baxalta, Inc.*	148,500	4,875,255
Baxter International, Inc.	148,500	5,951,880
Express Scripts Holding Co.*	129,060	11,624,434
GlaxoSmithKline PLC, SP ADR	113,965	4,950,640
Johnson & Johnson	84,790	8,496,806
Medtronic PLC	133,875	10,494,461
Molson Coors Brewing Co., Class B	90,600	6,445,284
PepsiCo, Inc.	141,800	13,662,430
Procter & Gamble Co. (The)	127,700	9,794,590

		76,295,780

Energy — 10.3%
Chevron Corp.	33,345	2,950,366
ConocoPhillips	97,325	4,899,340
Diamond Offshore Drilling, Inc.	305,700	6,710,115
Exxon Mobil Corp.	142,900	11,319,109
Southwestern Energy Co.*	441,500	8,211,900

		34,090,830

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 20.9%
American Express Co.	131,330	$9,988,960
Franklin Resources, Inc.	168,300	7,666,065
PNC Financial Services Group, Inc. (The)	110,945	10,892,580
SunTrust Banks, Inc.	117,750	5,221,035
Torchmark Corp.	95,175	5,863,732
Travelers Cos., Inc. (The)	85,400	9,062,648
US Bancorp	230,975	10,442,380
Wells Fargo & Co.	180,245	10,430,778

		69,568,178

REITs-Diversified — 1.6%
Annaly Capital Management, Inc. REIT	542,820	5,401,059

REITs-Office Property — 1.2%
Mack-Cali Realty Corp. REIT	198,100	4,128,404

Technology — 7.8%
Microsoft Corp.	235,020	10,975,434
QUALCOMM, Inc.	103,000	6,632,170
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	373,545	8,259,080

		25,866,684

Utilities — 3.8%
Exelon Corp.	398,300	12,781,447

TOTAL COMMON STOCKS (Cost $256,637,274)		289,727,413

See accompanying Notes to the Quarterly Portfolio of Investments. 1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 12.3%
Money Market Fund — 12.3%
Dreyfus Institutional Reserves Treasury Prime Fund, Institutional Shares 0.00%(a)	40,969,560	$40,969,560

TOTAL SHORT-TERM INVESTMENT (Cost $40,969,560)		40,969,560

TOTAL INVESTMENTS - 99.5% (Cost $297,606,834)**		330,696,973
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,712,870

NET ASSETS - 100.0%		$332,409,843

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$297,606,834

Gross unrealized appreciation	$43,135,943
Gross unrealized depreciation	(10,045,804)

Net unrealized appreciation	$33,090,139

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$289,727,413	$289,727,413	$—	$—
Short-Term Investment	40,969,560	40,969,560	—	—

Total Investments	$330,696,973	$330,696,973	$—	$—

*    Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 76.8%
Advertising Agencies — 1.5%
Interpublic Group of Cos, Inc. (The) 4.200%, 04/15/2024	$500,000	$504,572

Airlines — 0.6%
Delta Air Lines Series 2010-2, Class B 6.750%, 05/23/2017	200,000	202,500

Applications Software — 0.7%
Microsoft Corp. 1.000%, 05/01/2018	250,000	249,379

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	424,000

Auto-Cars/Light Trucks — 11.4%
Ford Motor Credit Co., LLC 2.375%, 03/12/2019	650,000	645,215
Ford Motor Credit Co., LLC 3.157%, 08/04/2020	400,000	401,048
Ford Motor Credit Co., LLC 3.219%, 01/09/2022	400,000	392,395
Ford Motor Credit Co., LLC 3.664%, 09/08/2024	500,000	487,706
General Motors Co. 3.500%, 10/02/2018	500,000	508,590
General Motors Financial Co., Inc. 2.400%, 04/10/2018	500,000	498,198
General Motors Financial Co., Inc. Callable 02/10/2022 at 100.0 3.450%, 04/10/2022	600,000	578,064

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Auto-Cars/Light Trucks — (Continued)
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	$300,000	$305,476

		3,816,692

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc. Callable 12/07/2018 at 100.0 2.250%, 01/07/2019	250,000	253,679

Cable/Satellite TV — 1.5%
DIRECTV Holdings, LLC DIRECTV Financing Co., Inc. Callable 01/01/2024 at 100.0 4.450%, 04/01/2024	500,000	514,094

Commercial Banks Non-US — 0.8%
Abbey National Treasury Services PLC (London) 3.050%, 08/23/2018	250,000	259,301

Commercial Banks-Eastern US — 1.2%
CIT Group, Inc. 5.000%, 08/01/2023	400,000	404,000

Computers — 4.5%
Apple, Inc. 2.000%, 05/06/2020	500,000	499,018
Apple, Inc. 3.200%, 05/13/2025	500,000	497,632
Hewlett-Packard Co. 1.226%, 01/14/2019 (b)	500,000	493,428

		1,490,078

See accompanying Notes to the Quarterly Portfolio of Investments. 1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — 18.8%
Bank of America Corp. 6.875%, 11/15/2018	$250,000	$285,697
Citigroup, Inc. Callable 03/27/2020 at 100.0 5.875%, 12/29/2049	1,000,000	1,006,250
Citigroup, Inc. Callable 05/15/2025 at 100.0 5.950%, 12/29/2049	500,000	487,500
Goldman Sachs Group, Inc. (The) 1.884%, 11/29/2023 (b)	500,000	511,636
Goldman Sachs Group, Inc. (The) Callable 03/23/2020 at 100.0 1.454%, 04/23/2020 (b)	500,000	504,288
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100.0 5.375%, 12/29/2049	500,000	497,000
JPMorgan Chase & Co. 1.195%, 01/25/2018 (b)	300,000	301,977
JPMorgan Chase & Co. 0.924%, 01/28/2019 (b)	100,000	99,713
Jpmorgan Chase & Co. Callable 05/01/2020 at 100.0 5.300%, 12/29/2049	250,000	249,100
Morgan Stanley 1.266%, 06/16/2020 (b)	350,000	350,157

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Morgan Stanley Callable 07/15/2019 at 100.0 5.450%, 07/29/2049 (c)(d)	$500,000	$497,000
Morgan Stanley Callable 07/15/2020 at 100.0 5.550%, 12/29/2049	500,000	497,500
UBS AG 2.350%, 03/26/2020	500,000	499,380
UBS AG 1.133%, 06/01/2020 (b)	500,000	498,822

		6,286,020

Diversified Financial Services — 1.5%
General Electric Capital Corp. Callable 12/09/2019 at 100.0 2.200%, 01/09/2020	500,000	500,716

Electronic Components-Semiconductor — 2.2%
Intel Corp. 2.450%, 07/29/2020	250,000	251,841
Intel Corp. Callable 04/29/2025 at 100.0 3.700%, 07/29/2025	250,000	252,366
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	247,351

		751,558

Enterprise Software/Services — 1.5%
Oracle Corp. 0.869%, 01/15/2019 (b)	500,000	503,030

See accompanying Notes to the Quarterly Portfolio of Investments. 2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Fiduciary Banks — 1.5%
Citizens Financial Group, Inc. Callable 04/06/2020 at 100.0 5.500%, 12/29/2049 (a)	$500,000	$490,675

Finance-Auto Loans — 6.8%
Ally Financial, Inc. 3.600%, 05/21/2018	750,000	755,512
Ally Financial, Inc. 4.750%, 09/10/2018	500,000	518,750
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	497,500
Ally Financial, Inc. 4.625%, 05/19/2022	500,000	498,750

		2,270,512

Finance-Credit Card — 0.6%
American Express Credit Corp. 1.300%, 07/29/2016	200,000	200,760

Hotels&Motels — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100.0 2.950%, 03/01/2017	250,000	254,003

Life/Health Insurance — 2.4%
Lincoln National Corp. Callable 05/17/2016 at 100.0 7.000%, 05/17/2066 (d)	600,000	540,000
Prudential Financial, Inc. 1.101%, 08/15/2018 (b)	250,000	251,041

		791,041

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Multi-line Insurance — 2.5%
Genworth Holdings, Inc. Callable 11/15/2016 at 100.0 6.150%, 11/15/2066 (d)	$475,000	$282,625
Metlife, Inc. Callable 06/15/2020 at 100.0 5.250%, 12/29/2049	250,000	249,375
MetLife, Inc. Callable 08/01/2034 at 100.0 10.750%, 08/01/2069	200,000	316,600

		848,600

Multimedia — 0.6%
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	202,875

Oil Companies-Exploration&Production — 0.6%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	209,860

Pipelines — 0.8%
Enterprise Products Operating LLC Callable 01/15/2018 at 100.0 7.034%, 01/15/2068 (d)	235,000	251,450

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	402,242

REITS-Office Property — 0.6%
BioMed Realty LP Callable 03/15/2016 at 100.0 3.850%, 04/15/2016	200,000	203,363

See accompanying Notes to the Quarterly Portfolio of Investments. 3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REITS-Shopping Centers — 1.4%
DDR Corp. 7.500%, 04/01/2017	$200,000	$218,265
Kimco Realty Corp. Callable 03/01/2021 at 100.0 3.200%, 05/01/2021	250,000	252,045

		470,310

REITS-Warehouse/Industry — 1.5%
Prologis LP Callable 11/01/2020 at 100.0 3.350%, 02/01/2021	500,000	504,158

Retail-Discount — 0.7%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	249,369

Retail-Drug Store — 0.8%
Walgreen Co. 1.800%, 09/15/2017	250,000	254,749

Retail-Mail Order — 1.2%
QVC, Inc. 4.450%, 02/15/2025	400,000	386,766

Super-Regional Banks-US — 1.5%
Wells Fargo & Co. 2.600%, 07/22/2020	500,000	502,347

Telephone-Integrated — 3.0%
At&t, Inc. Callable 02/15/2025 at 100.0 3.400%, 05/15/2025	500,000	477,630

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Telephone-Integrated — (Continued)
Verizon Communications, Inc. Callable 12/15/2023 at 100.0 4.150%, 03/15/2024	$500,000	$515,103

		992,733

TOTAL CORPORATE BONDS AND NOTES (Cost $25,739,886)		25,645,432

U.S. TREASURY OBLIGATIONS — 17.8%
Sovereign — 17.8%
2.250%, 11/15/2024	900,000	904,430
0.250%, 12/31/2015	500,000	500,156
0.500%, 06/30/2016	500,000	500,860
0.500%, 07/31/2016	1,000,000	1,001,562
0.500%, 09/30/2016	750,000	750,762
0.625%, 10/15/2016	400,000	400,938
1.000%, 05/31/2018	1,400,000	1,402,187
2.125%, 06/30/2022	475,000	480,864

		5,941,759

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,927,392)		5,941,759

TOTAL INVESTMENTS - 94.6% (Cost $31,667,278)*		$31,587,191
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		1,799,428

NET ASSETS - 100.0%		$33,386,619

See accompanying Notes to the Quarterly Portfolio of Investments. 4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, these securities amounted to $796,151 or 2.4% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of July 31, 2015.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Fix-to Float Security. Rate shown is as of July 31, 2015.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$31,667,278

Gross unrealized appreciation	$256,735
Gross unrealized depreciation	(336,822)

Net unrealized depreciation	$(80,087)

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. We believe this is the classification that best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments. 5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$25,645,432	$—	$25,645,432	$—
U.S. Treasury Obligations	5,941,759	—	5,941,759	—

Total Investments	$31,587,191	$—	$31,587,191	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments

July 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 49.4%
Airlines — 1.6%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A	NA/BBB-	$371	$381,321
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A	Baa2/BBB	210	222,349

			603,670

Automotive — 0.9%
FCA US LLC/CG Co-Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/BB-	300	325,125

Diversified Financial Services — 17.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21 144A	Ba2/BB+	250	253,750
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa1/A-	210	228,126
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/A-	320	364,983
BB&T Corp., Sr. Unsec. Notes, 1.146%, 06/15/18 (b)(c)	A2/A-	405	407,498
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A	267	292,938
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa2/BBB	226	254,989
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB+	225	236,173
Credit Agricole SA., Sub. Notes, 4.375%, 03/17/25 144A	Baa3/BBB	310	302,288
EPR Properties, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BBB-	358	386,002
General Electric Capital Corp., Co. Gty., 5.30%, 02/11/21	A2/AA	260	293,622
General Electric Capital Corp., Co. Gty., 5.25%, 06/15/23 (b)(c)(d)	Baa1/A+	400	410,000
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/A-	91	92,338
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 06/30/30 144A(b)(c)(d)	Baa1/BBB-	325	488,312
HSBC Holdings PLC, Sub. Notes, 4.25%, 03/14/24	A2/BBB+	200	203,540
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(c)	Baa2/BBB	350	359,625
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Baa3/BBB-	387	408,285
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19 (b)(c)(d)	Ba1/BB	365	362,810
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/A-	425	478,364
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/A-	40	38,025
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	A3/A-	211	257,036
US Bank N.A., Sr. Unsec. Notes, 0.774%, 10/28/19 (b)(c)	A1/AA-	490	487,483

			6,606,187

Energy — 2.7%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	324,051
California Resources Corp., Co. Gty, 6.00%, 11/15/24 (b)	Ba2/BB	72	58,320
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	350	343,000
Hess Corp., Sr. Unsec. Notes, 5.60%, 02/15/41	Baa2/BBB	150	150,406
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	173,429

			1,049,206

Food — 0.6%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25 144A(b)	Ba2/BB+	200	198,189
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45 144A(b)	Baa3/BBB-	45	47,226

			245,415

Healthcare — 1.6%
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB-	30	28,286

See accompanying Notes to the Quarterly Portfolio of Investments. 1

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Healthcare — (Continued)
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	$325	$348,562
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45 144A	A3/A	140	141,639
Memorial Sloan-Kettering Cancer Center, Sr. Unsec. Notes, 4.20%, 07/01/55	Aa3/AA-	115	108,066

			626,553

Industrial — 3.4%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	175	185,500
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	170	187,425
CNH Industrial Capital LLC, Co. Gty., 3.875%, 07/16/18 144A	Ba1/BB	90	90,675
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	197,512
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	110,468
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa3/BBB-	201	196,247
Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23 144A	NA/BBB-	275	270,325
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	67,660

			1,305,812

Insurance — 5.2%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	325	364,812
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	162,844
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	435,500
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB+	208	213,200
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(c)	Baa2/BBB+	400	390,157
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	181,533
Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	253,760

			2,001,806

Media — 2.4%
CCO Safari II LLC, Sr. Sec. Notes, 4.464%, 07/23/22 144A(b)	Ba1/BBB-	220	221,188
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	Ba3/B+	250	254,238
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	432,438

			907,864

Mining — 0.5%
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa3/BBB-	296	204,223

Pipe Lines Ex Natural Gas — 4.4%
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25 144A(b)	Baa2/BBB-	70	69,647
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45 (b)	Baa3/BBB-	160	140,245
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	225,770
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NA/BBB-	175	189,894
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	154,908
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45 (b)	Baa3/BBB-	365	332,085
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	386,650
Williams Partners LP/ACMP Finance Corp., Sr. Unsec. Notes, 4.875%, 05/15/23 (b)	Baa2/BBB	190	186,072

			1,685,271

See accompanying Notes to the Quarterly Portfolio of Investments. 2

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — 5.8%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	$300	$277,579
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	64,563
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	389,231
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	336,375
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25 (b)	A1/A+	420	397,724
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	196,950
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23 (b)	Ba3/BB	227	241,755
Verizon Communications, Inc., Sr. Unsec. Notes, 2.036%, 09/14/18 (c)	Baa1/BBB+	195	201,066
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	8	9,451
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	55,462
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55 144A	Baa1/BBB+	72	62,924

			2,233,080

Utilities — 3.1%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	104,492
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	187,930
Electricite de France SA, Jr. Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	Baa1/BBB	208	213,200
IPALCO Enterprises, Inc., Sr. Sec. Notes, 3.45%, 07/15/20 144A(b)	Baa3/BB+	145	144,638
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	180,046
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	325	347,186

			1,177,492

TOTAL CORPORATE BONDS AND NOTES (Cost $18,706,395)			18,971,704

ASSET BACKED SECURITIES — 9.7%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18 (b)	Aaa/AAA	202	203,387
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 3.445%, 07/27/26 144A(b)(c)	A2/NA	500	498,140
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NA/AA-	171	171,618
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, CLO, 1.387%, 10/18/21 144A(b)(c)	Aaa/AAA	500	496,505
Harley-Davidson Motorcycle Trust, Series 2011-1, Class B, 2.12%, 08/15/17 (b)	Aaa/AA+	305	305,165
Jefferson Mill CLO Ltd., Series 2015-1A, Class X, 1.282%, 07/20/27 144A(b)(c)	Aaa/NA	250	250,000
North End CLO, Ltd., Series 2013-1A, Class B, 1.939%, 07/17/25 144A(b)(c)	NR/AA	1,000	970,070
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A(b)	Baa2/BBB	107	111,865
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42 144A(b)	NA/A+	302	324,425
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NA/A	320	319,157
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NA/A	70	69,767

TOTAL ASSET BACKED SECURITIES (Cost $3,708,340)			3,720,099

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.537%, 08/15/29 144A(b)(c)	NA/AA-	305	304,619
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.685%, 01/25/48 144A(b)(c)	NA/NA	90	87,575
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	A3/A-	227	228,537
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)(c)	Ba2/NA	423	428,206

See accompanying Notes to the Quarterly Portfolio of Investments. 3

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.291%, 10/15/30 144A(c)	NA/A	$540	$535,688
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A	NA/NA	90	89,738
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.238%, 04/15/32 144A(b)(c)	Aaa/NA	300	297,739
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 3.687%, 01/15/27 144A(c)	NA/BB	450	445,923
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 3.437%, 02/15/27 144A(c)	NA/BB	225	222,907

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,612,979)			2,640,932

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.1%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	67	76,215
FHLMC Gold Pool # G08595, 4.00%, 07/01/44	Aaa/AA+	330	350,415
FNMA Pool #AB3737, 3.50%, 10/01/41	Aaa/AA+	888	923,606
FNMA Pool #AD7136, 5.00%, 07/01/40	Aaa/AA+	238	262,662
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	126	146,065
FNMA Pool #AS4236, 3.50%, 01/01/45	Aaa/AA+	943	979,441
FNMA Pool #AT2762, 2.50%, 05/01/28	Aaa/AA+	191	195,481
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	593	598,914
FNMA Pool #AV5063, 3.00%, 02/01/29	Aaa/AA+	316	328,294
FNMA Pool #AX6539, 4.00%, 12/01/44	Aaa/AA+	707	753,047
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	70	79,804
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	139	148,295
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	25	25,964
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	79	80,555
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	240	251,862
GNMA Pool #MA2226, 5.00%, 09/20/44	Aaa/AA+	225	243,815

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,436,311)			5,444,435

MUNICIPAL BONDS — 1.0%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	265,664
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	142,650

TOTAL MUNICIPAL BONDS (Cost $330,968)			408,314

U.S. TREASURY OBLIGATIONS — 14.1%
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	300	294,703
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	645	641,624
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	370	361,849
United States Treasury Note, 2.00%, 02/15/25	Aaa/AA+	400	393,094
United States Treasury Note, 2.125%, 08/15/21	Aaa/AA+	340	346,109
United States Treasury Note, 2.125%, 05/15/25	Aaa/AA+	549	545,226
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	550	552,707
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	425	438,447
United States Treasury Note, 2.75%, 11/15/23	Aaa/AA+	90	94,556
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	545	525,542
United States Treasury Bond, 3.00%, 05/15/45	Aaa/AA+	308	312,283

See accompanying Notes to the Quarterly Portfolio of Investments. 4

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
U.S. TREASURY OBLIGATIONS — (Continued)
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	$655	$900,472

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,267,281)			5,406,612

		Number of Shares
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A	NA/BBB+	5,200	543,400

TOTAL PREFERRED STOCK (Cost $542,100)			543,400

REGISTERED INVESTMENT COMPANY — 3.1%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	NR/NR	1,181,296	1,181,296

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,181,296)			1,181,296

TOTAL INVESTMENTS - 99.7%
(Cost $37,785,670)*			38,316,792
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			99,091

NET ASSETS - 100.0%			$38,415,883

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$37,785,670

Gross unrealized appreciation	$989,344
Gross unrealized depreciation	(458,222)

Net unrealized appreciation	$531,122

(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2015 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2015.
(d)	Security is perpetual. Date shown is next call date.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2015, these securities amounted to $12,262,760 or 31.9% of net assets. These securities have been determined by the Adviser to be liquid securities.

See accompanying Notes to the Quarterly Portfolio of Investments. 5

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Legend
CG	Chrysler Group	Ltd.	Limited
CLO	Collateralized Loan Obligation	N.A.	National Association
Co. Gty.	Company Guaranty	NA	Not Available
FHLMC	Federal Home Loan Mortgage Corp.	NR	Not Rated
FNMA	Federal National Mortgage Association	PLC	Public Limited Company
FREMF	Finnish Real Estate Management Federation	RB	Revenue Bond
GNMA	Government National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Jr.	Junior	Sr.	Senior
LLC	Limited Liability Company	Sub.	Subordinated
LP	Limited Partnership	Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments. 6

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Insight Investment Grade Bond Fund’s (the “Fund”), (formerly the Cutwater Investment Grade Bond Fund), net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

INSIGHT INVESTMENT GRADE BOND FUND

(formerly Cutwater Investment Grade Bond Fund)

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$18,971,704	$—	$18,971,704	$—
Asset Backed Securities	3,720,099	—	3,720,099	—
Commercial Mortgage-Backed Securities	2,640,932	—	2,640,932	—
Residential Mortgage-Backed Securities	5,444,435	—	5,444,435	—
Municipal Bonds	408,314	—	408,314	—
U.S. Treasury Obligations	5,406,612	—	5,406,612	—
Preferred Stock	543,400	543,400	—	—
Registered Investment Company	1,181,296	1,181,296	—	—

Total Investments	$38,316,792	$1,724,696	$36,592,096	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

LATEEF FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 102.5%
Commercial Services — 7.2%
Towers Watson & Co., Class A	400,844	$50,819,002

Communications — 5.3%
Nielsen Holdings NV (Netherlands)	763,453	36,996,933

Consumer, Non-cyclical — 13.2%
Celgene Corp.*	408,418	53,604,862
Hologic, Inc.*	939,195	39,126,864

		92,731,726

Diversified Financial Services — 4.8%
Affiliated Managers Group, Inc.*	163,240	33,937,596

Electronics — 5.3%
AMETEK, Inc.	708,281	37,574,307

Financial — 10.5%
Aon PLC (United Kingdom)	367,599	37,042,951
Progressive Corp. (The)	1,205,696	36,773,728

		73,816,679

Hand/Machine Tools — 5.1%
Stanley Black & Decker, Inc.	343,704	36,257,335

Industrial — 5.4%
Danaher Corp.	419,256	38,387,079

Lodging — 4.8%
Wynn Resorts, Ltd.	329,695	34,034,415

Machinery-Diversified — 6.4%
Wabtec Corp.	444,029	44,931,295

Media — 5.2%
Madison Square Garden Co. (The), Class A*	441,998	36,862,633

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — 5.3%
Jones Lang LaSalle, Inc.	209,095	$37,227,274

Technology — 24.0%
Accenture PLC, Class A (Ireland)	366,527	37,792,599
Facebook, Inc., Class A*	471,488	44,324,587
Google, Inc., Class A*	68,387	44,964,452
IMS Health Holdings, Inc.*	1,278,760	42,390,894

		169,472,532

TOTAL COMMON STOCKS (Cost $583,607,972)		723,048,806

TOTAL INVESTMENTS - 102.5% (Cost $583,607,972)**		723,048,806

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(17,620,288)

NET ASSETS - 100.0%		$705,428,518

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$583,607,972

Gross unrealized appreciation	$150,210,571
Gross unrealized depreciation	(10,769,737)

Net unrealized appreciation	$139,440,834

See accompanying Notes to the Quarterly Portfolio of Investments. 1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$723,048,806	$723,048,806	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.5%
Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A*	1,484	$62,521

Biotechnology — 6.3%
AMAG Pharmaceuticals, Inc.*	1,310	83,709
Esperion Therapeutics, Inc.*	1,281	79,422
Insmed, Inc.*	5,183	140,459
Kite Pharma, Inc.*	1,233	89,725
NewLink Genetics Corp.*	1,457	75,983
Ophthotech Corp.*	2,174	147,158
Sangamo BioSciences, Inc.*	3,895	35,639
Ultragenyx Pharmaceutical, Inc.*	368	44,502

		696,597

Building Products — 1.4%
USG Corp.*	5,111	158,339

Chemicals — 0.5%
H.B. Fuller Co.	1,423	57,005

Commercial Banks — 4.1%
Bank of the Ozarks, Inc.	3,441	151,817
Banner Corp.	2,885	137,499
South State Corp.	2,071	160,958

		450,274

Commercial Services & Supplies — 3.1%
Mobile Mini, Inc.	2,555	94,867
Steelcase, Inc., Class A	8,037	143,460
US Ecology, Inc.	2,174	99,765

		338,092

Communications Equipment — 1.0%
Ruckus Wireless, Inc.*	9,273	114,336

	Number of Shares	Value

COMMON STOCKS — (Continued)
Construction & Engineering — 2.7%
EMCOR Group, Inc.	2,885	$137,990
Primoris Services Corp.	8,490	154,094

		292,084

Diversified Consumer Services — 1.1%
TAL Education Group, ADR (Cayman)*	3,668	124,015

Diversified Financial Services — 1.1%
MarketAxess Holdings, Inc.	1,195	116,871

Electronic Equipment, Instruments & Components — 0.5%
Belden, Inc.	964	57,098

Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	1,257	128,484

Health Care Equipment & Supplies — 5.9%
AngioDynamics, Inc.*	6,089	94,380
DexCom, Inc.*	1,700	143,905
Endologix, Inc.*	4,008	57,154
LDR Holding Corp.*	2,617	118,969
NuVasive, Inc.*	1,203	66,177
Spectranetics Corp. (The)*	3,575	61,132
STERIS Corp.	1,473	101,829

		643,546

Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.*	2,205	175,915
ExamWorks Group, Inc.*	3,483	122,184
HealthSouth Corp.	3,884	177,499
Surgical Care Affiliates, Inc.*	1,679	63,836

See accompanying Notes to the Quarterly Portfolio of Investments. 1

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
WellCare Health Plans, Inc.*	1,628	$131,542

		670,976

Hotels, Restaurants & Leisure — 8.5%
Chuy’s Holdings, Inc.*	6,975	198,160
Fiesta Restaurant Group, Inc.*	3,967	230,602
Jack in the Box, Inc.	2,380	226,100
Red Robin Gourmet Burgers, Inc.*	1,350	123,728
Vail Resorts, Inc.	1,463	160,477

		939,067

Internet & Catalog Retail — 1.0%
Shutterfly, Inc.*	2,566	110,980

Internet Software & Services — 6.9%
Cornerstone OnDemand, Inc.*	3,864	139,336
Demandware, Inc.*	2,390	180,588
Envestnet, Inc.*	2,741	124,140
Marketo, Inc.*	4,884	148,522
SPS Commerce, Inc.*	2,275	164,141

		756,727

IT Services — 4.8%
Euronet Worldwide, Inc.*	3,101	212,418
MAXIMUS, Inc.	3,029	206,608
WEX Inc.*	1,085	110,713

		529,739

Leisure Equipment & Products — 0.9%
Brunswick Corp.	1,834	97,367

Machinery — 1.6%
Actuant Corp., Class A	3,184	73,423

	Number of Shares	Value

COMMON STOCKS — (Continued)
Machinery — (Continued)
Lindsay Corp.	1,195	$100,225

		173,648

Media — 1.4%
IMAX Corp. (Canada)*	4,029	150,725

Metals & Mining — 0.9%
U.S. Silica Holdings, Inc.	4,420	99,538

Multiline Retail — 1.7%
Burlington Stores, Inc.*	3,307	182,017

Oil, Gas & Consumable Fuels — 1.2%
Carrizo Oil & Gas, Inc.*	999	38,092
Diamondback Energy, Inc.*	969	65,214
Matador Resources Co.*	1,566	34,499

		137,805

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.*	4,276	63,028

Pharmaceuticals — 4.1%
Aerie Pharmaceuticals, Inc.*	3,380	61,313
Akorn, Inc.*	4,214	194,308
BioDelivery Sciences International, Inc.*	4,060	33,089
Relypsa, Inc.*	4,812	159,325

		448,035

Professional Services — 2.2%
Advisory Board Co. (The)*	1,408	84,339
CEB, Inc.	1,455	111,337
TrueBlue, Inc.*	1,764	45,441

		241,117

REIT — 1.9%
EastGroup Properties, Inc.	1,298	78,140

See accompanying Notes to the Quarterly Portfolio of Investments. 2

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
REIT — (Continued)
Pebblebrook Hotel Trust	3,184	$129,589

		207,729

Road & Rail — 0.8%
Swift Transportation Co.*	3,575	85,156

Semiconductors & Semiconductor Equipment — 3.1%
Cavium, Inc.*	2,967	201,163
Cypress Semiconductor Corp.	1	8
Silicon Laboratories, Inc.*	3,081	138,614

		339,785

Software — 9.0%
Aspen Technology, Inc.*	4,018	178,319
Callidus Software, Inc.*	10,839	179,927
Guidewire Software, Inc.*	2,644	156,128
Infoblox, Inc.*	8,232	193,452
Interactive Intelligence Group, Inc.*	1,875	77,738
Qlik Technologies, Inc.*	4,977	201,369

		986,933

Specialty Retail — 5.6%
Five Below, Inc.*	4,812	177,418
Restoration Hardware Holdings, Inc.*	1,803	182,932
Sportsman’s Warehouse Holdings, Inc.*	9,603	112,259
Tile Shop Holdings, Inc.*	9,975	142,443

		615,052

Technology Hardware, Storage & Peripherals — 1.1%
Nimble Storage, Inc.*	4,539	125,367

	Number of Shares	Value

COMMON STOCKS — (Continued)
Textiles, Apparel & Luxury Goods — 2.1%
Skechers U.S.A., Inc., Class A*	505	$75,977
Steven Madden, Ltd.*	3,843	160,176

		236,153

Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.*	3,232	113,120
Rush Enterprises, Inc., Class A*	1,855	47,284

		160,404

TOTAL COMMON STOCKS (Cost $7,496,279)		10,596,610

TOTAL INVESTMENTS - 96.5% (Cost $7,496,279)**		10,596,610

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		383,545

NET ASSETS - 100.0%		$10,980,155

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$7,496,279

Gross unrealized appreciation	$3,332,673
Gross unrealized depreciation	(232,342)

Net unrealized appreciation	$3,100,331

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments. 3

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Montibus Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	07/31/2015	Price	Inputs	Inputs

Investments in Securities*	$10,596,610	$10,596,610	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

5

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

B. Fund Liquidation

The Board of Trustees of FundVantage Trust (the “Trust”) has approved a plan to liquidate and terminate the Fund. The plan of liquidation provided that the Fund would cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record. Final liquidation of the Fund occured on August 24, 2015.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 18.8%
Best Buy Co., Inc.	55,213	$1,782,828
Cable One, Inc.*	2,992	1,242,338
Gannett Co., Inc.*	31,649	400,360
Graham Holdings Co., Class B	3,003	2,070,749
Kohl’s Corp.	35,515	2,177,780
Marriott International, Inc., Class A	7,492	543,994
TEGNA, Inc.	63,386	1,846,434

		10,064,483

Consumer Staples — 6.9%
Altria Group, Inc.	10,333	561,908
Costco Wholesale Corp.	3,639	528,747
CVS Caremark Corp.	11,949	1,343,904
Dr. Pepper Snapple Group, Inc.	8,638	692,940
Kroger Co. (The)	14,569	571,687

		3,699,186

Energy — 26.5%
Chesapeake Energy Corp.	156,488	1,355,186
Denbury Resources, Inc.	287,894	1,134,302
Diamond Offshore Drilling, Inc.	80,577	1,768,665
Marathon Petroleum Corp.	49,110	2,684,844
Noble Corp. PLC	88,447	1,056,942
Tesoro Corp.	25,417	2,474,091
Transocean Ltd.	63,281	839,106
Valero Energy Corp.	44,257	2,903,259

		14,216,395

Financials — 30.8%
Allstate Corp. (The)	74,410	5,130,570
Assurant, Inc.	32,915	2,455,459
AvalonBay Communities, Inc. REIT	3,276	564,586
Essex Property Trust, Inc. REIT	2,438	548,331
General Growth Properties, Inc. REIT	18,882	512,457
MetLife, Inc.	42,910	2,391,803
Travelers Cos, Inc. (The)	25,858	2,744,051
Unum Group	59,681	2,138,967

		16,486,224

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Industrials — 8.8%
Cintas Corp.	8,101	$692,636
Delta Air Lines, Inc.	53,280	2,362,435
General Dynamics Corp.	4,237	631,779
Union Pacific Corp.	4,978	485,803
Waste Management, Inc.	10,253	524,236

		4,696,889

Information Technology — 5.9%
Amphenol Corp., Class A	10,143	572,167
Fiserv, Inc.*	8,092	702,871
Xerox Corp.	170,893	1,883,241

		3,158,279

Materials — 1.9%
Ball Corp.	8,050	546,112
Lyondellbasell Industries NV, Class A	4,810	451,322

		997,434

TOTAL COMMON STOCKS (Cost $53,583,818)**		53,318,890

TOTAL INVESTMENTS - 99.6% (Cost $53,583,818)		53,318,890

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		205,008

NET ASSETS - 100.0%		$53,523,898

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$53,583,818

Gross unrealized appreciation	$5,001,298
Gross unrealized depreciation	(5,266,226)

Net unrealized depreciation	$(264,928)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments. 1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	07/31/15	Price	Inputs	Inputs

Common Stocks*	$53,318,890	$53,318,890	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 96.1%
Arizona — 2.7%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,163,200

California — 1.4%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,225,450

Florida — 0.8%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	1,790,000	1,914,387

Georgia — 1.1%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	2,455,000	2,585,189

Hawaii — 78.9%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	376,123
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,050,000

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Kauai GO, Series A, Prerefunded, Callable 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE, FGIC Insured)	600,000	600,000
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,325,678
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	543,350
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,884,648
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,643,443
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	576,705
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,503,250
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,890,000	4,122,622

See accompanying Notes to the Quarterly Portfolio of Investments. 1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,450,000	1,676,490
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,000,000	1,159,230
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,975,510
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	448,604
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,310,340
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	561,115
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,540,273

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	8,000,000	8,996,960
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,537,910
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	593,021
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	513,900
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	831,482
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/16, (AGM Insured)	445,000	457,104
Hawaii State GO, Series DI, Unrefunded portion, Callable 03/01/26 at 100, 5.00%, 03/01/26, (AGM Insured)	555,000	569,541

See accompanying Notes to the Quarterly Portfolio of Investments. 2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Prerefunded, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	118,018
Hawaii State GO, Series DJ, Prerefunded, Callable 04/01/17 at 100, 5.00%, 04/01/20	4,575,000	4,908,472
Hawaii State GO, Series DJ, Prerefunded, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	980,000	1,051,432
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	955,175
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	150,132
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,296,720
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,301,920
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/18	2,390,000	2,655,863

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	785,000	868,485
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,000,000	1,000,000
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,517,520
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,006,913
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,471,060
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	4,500,000	5,265,810
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,324,940
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,477,810
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,237,024
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	307,167
Hawaii State GO, Series EE, 4.00%, 11/01/17	1,450,000	1,554,081
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/26	2,885,000	3,397,405
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	874,608

See accompanying Notes to the Quarterly Portfolio of Investments. 3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,204,110
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,208,990
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,700,000	2,041,768
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,219,940
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	199,004
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	246,057
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,455,640
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,152,150
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/19	380,000	417,267
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	500,000	587,405

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,315,147
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,276,934
Hawaii State Highway Revenue, Series B, 4.00%, 01/01/18, (BAM Insured)	750,000	805,012
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,555,950
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,649,969
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,354,873

See accompanying Notes to the Quarterly Portfolio of Investments. 4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,813,680
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,144,402
Honolulu City & County GO, Series A, 5.00%, 10/01/19	1,000,000	1,155,330
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,321,800
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,397,960
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,264,246
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,182,720
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,134,716

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,484,710
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,028,460
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,145,640
Honolulu City & County GO, Series A, Prerefunded, 5.00%, 04/01/18	4,790,000	5,306,793
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	2,000,000	2,056,920
Honolulu City & County GO, Series A, Unrefunded, 5.00%, 04/01/18	210,000	232,833
Honolulu City & County GO, Series B, 5.00%, 12/01/18	1,000,000	1,130,020
Honolulu City & County GO, Series B, 5.00%, 08/01/19	175,000	201,120
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,000,000	2,414,400
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/18	1,000,000	1,124,930

See accompanying Notes to the Quarterly Portfolio of Investments. 5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,202,020
Honolulu City & County GO, Series C, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,423,940
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	272,118
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,742,235
Honolulu City & County Waste Water System Revenue, Junior BD Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,665,000
Honolulu City & County Waste Water System Revenue, Senior-First BD Resolution, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,624,030
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	4,015,000	4,163,836

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,340,000
Maui County GO, 5.00%, 06/01/20	3,075,000	3,569,122
Maui County GO, 5.00%, 06/01/23	300,000	360,291
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	539,455
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,030,700
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,295,366
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,463,244
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	489,538
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,137,090
		181,086,735
Illinois — 1.9%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,275,039

See accompanying Notes to the Quarterly Portfolio of Investments. 6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Maryland — 1.5%
Maryland State GO, Series B, 4.00%, 08/01/23	3,000,000	3,414,840

Massachusetts — 1.2%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,867,050

New Jersey — 0.2%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	353,988

Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,188,400

Texas — 3.0%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	2,070,099

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,382,360
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,206,060
Texas State Transportation Commission Mobility Fund GO, 5.00%, 10/01/27	1,000,000	1,184,910
		6,843,429
Washington — 2.9%
Clark County School District No. 117 Camas, Callable 12/01/17 at 100, 5.00%, 12/01/25	1,285,000	1,408,604
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,177,270
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,042,900
		6,628,774
TOTAL MUNICIPAL BONDS (Cost $211,191,890)		220,546,481

See accompanying Notes to the Quarterly Portfolio of Investments. 7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 7.2%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%(a)	16,408,548	16,408,548
TOTAL REGISTERED INVESTMENT COMPANY (Cost $16,408,548)		16,408,548

TOTAL INVESTMENTS - 103.3% (Cost $227,600,438)*		236,955,029
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%		(7,573,738)

NET ASSETS - 100.0%		$229,381,291

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$227,600,438

Gross unrealized appreciation	$9,596,383
Gross unrealized depreciation	(241,792)

Net unrealized appreciation	$9,354,591

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments. 8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.5%
Alaska — 0.4%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	559,850

Arizona — 0.8%
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,044,070

Colorado — 0.4%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	558,890

Connecticut — 1.3%
State of Connecticut Special Tax Revenue, Series B, 5.00%, 11/01/18	1,000,000	1,121,360
State of Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	562,040

		1,683,400

Florida — 0.6%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	726,895

Georgia — 0.9%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,095,110

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — 66.4%
County of Kauai GO, Series A, 2.25%, 08/01/17	150,000	154,252
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	315,753
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	508,385
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	408,688
Hawaii County GO, Series A, 5.25%, 07/15/17	1,155,000	1,255,138
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	133,448
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	501,455
Hawaii County GO, Series B, 5.00%, 07/15/16, (AMBAC Insured)	1,215,000	1,268,934
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,049,390
Hawaii County GO, Series B, 5.00%, 07/15/17	300,000	324,564
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,086,790

See accompanying Notes to the Quarterly Portfolio of Investments. 9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, 4.00%, 08/01/18	600,000	645,510
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/27	210,000	237,726
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,306,100
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	537,795
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,556,663
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/17	680,000	733,625
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	680,000	755,623
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,086,140

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	600,000	650,874
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	440,672
Hawaii State Department of Hawaiian Home Lands, Kapolei Office, Series A, 3.75%, 11/01/15	500,000	503,955
Hawaii State GO, Refunding Series DR, 4.00%, 06/01/16	500,000	515,305
Hawaii State GO, Refunding Series DT, 4.00%, 11/01/15	500,000	504,645
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/16	745,000	758,902
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	820,455
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	563,745
Hawaii State GO, Refunding, Series EJ, 5.00%, 08/01/15	2,000,000	2,000,000

See accompanying Notes to the Quarterly Portfolio of Investments. 10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,092,740
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,045,150
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	574,840
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	585,655
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/21	1,000,000	1,185,900
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,196,210
Hawaii State GO, Series DN, 5.00%, 08/01/15	660,000	660,000
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	403,642
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	218,788
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,127,950
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,155,354

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,204,110
Hawaii State GO, Unrefunded Balance, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/20	1,880,000	2,017,033
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	650,000	670,709
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,128,230
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/16	2,000,000	2,022,940
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	340,441
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/17	2,000,000	2,067,080
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,067,983
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	500,000	577,330
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,172,550

See accompanying Notes to the Quarterly Portfolio of Investments. 11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,121,040
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	560,545
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A, 2.00%, 10/01/15, (FHLMC Insured)	150,000	150,226
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	566,883
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	584,363
Honolulu City & County Board of Water Supply System Revenue, AMT, Series B, Callable 7/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,391,350
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	372,941

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	774,716
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/23	500,000	603,485
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,109,911
Honolulu City & County GO, Series A, 4.00%, 08/01/16	255,000	264,336
Honolulu City & County GO, Series A, 5.00%, 10/01/16	1,000,000	1,052,970
Honolulu City & County GO, Series A, 5.00%, 10/01/17	1,000,000	1,090,700
Honolulu City & County GO, Series A, 5.00%, 04/01/18	25,000	27,718
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,124,930
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,691,235

See accompanying Notes to the Quarterly Portfolio of Investments. 12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	797,925
Honolulu City & County GO, Series A, 5.00%, 10/01/19	1,000,000	1,155,330
Honolulu City & County GO, Series A, Prerefunded, 4.00%, 08/01/16	245,000	253,771
Honolulu City & County GO, Series A, Prerefunded, 5.00%, 04/01/18	175,000	193,881
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	654,050
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,000,000	1,149,260
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	587,565
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,136,421
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,160,050

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	905,000	935,345
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	159,914
Honolulu City & County Wastewater System Revenue, Junior Bond, Series A, 5.00%, 07/01/19	800,000	912,136
Honolulu City & County Wastewater System Revenue, Junior Bond, Series A, 5.00%, 07/01/20	1,000,000	1,160,700
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,146,200
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,429,494

See accompanying Notes to the Quarterly Portfolio of Investments. 13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,130,736
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, 5.00%, 07/01/19	1,000,000	1,143,030
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, 5.00%, 07/01/20	1,000,000	1,164,290
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, 5.00%, 07/01/21	1,000,000	1,179,780
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/23	500,000	590,985
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, Series B, 5.00%, 07/01/18	1,150,000	1,281,042

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, Series B, 4.00%, 07/01/19	480,000	530,736
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, Series B, 5.00%, 07/01/20	500,000	582,460
Honolulu City & County Wastewater System Revenue, Senior-First Bond Resolution, Series B, 4.00%, 07/01/21	500,000	562,255
Maui County GO, 4.00%, 06/01/16	1,245,000	1,283,222
Maui County GO, 4.00%, 06/01/16	500,000	515,350
Maui County GO, 5.00%, 06/01/18	300,000	333,396
Maui County GO, 5.00%, 06/01/19	100,000	114,267
Maui County GO, 5.00%, 06/01/20	530,000	615,166
Maui County GO, Series B, 5.00%, 06/01/18	250,000	277,830
Maui County GO, Unrefunded Portion, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	410,000	411,324

See accompanying Notes to the Quarterly Portfolio of Investments. 14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	650,838
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	231,969

		83,057,234

Idaho — 0.9%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,087,600

Illinois — 0.2%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	214,748

Indiana — 0.8%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	963,835

Iowa — 0.4%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	467,194

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Kansas — 1.3%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,561,908

Maryland — 1.4%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,693,800

Massachusetts — 0.9%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,089,920

Michigan — 2.0%
Garden City Hospital Finance Authority, Series A, Callable 08/15/17 at 100, 5.00%, 08/15/38	2,000,000	2,166,920
Michigan Municipal Bond Authority, Prerefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	295,000	310,558
Michigan Municipal Bond Authority, Unrefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	70,000	73,675

		2,551,153

See accompanying Notes to the Quarterly Portfolio of Investments. 15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	497,956
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	550,840

		1,048,796

Nevada — 2.1%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	633,555
Nevada System of Higher Education, Series B, Prerefunded 01/01/16 at 100, 5.00%, 07/01/26, (AMBAC Insured)	1,900,000	1,936,632

		2,570,187

New York — 0.4%
New York City GO, Series J, 5.00%, 08/01/18	470,000	525,075

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Ohio — 0.4%
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	556,765

Oklahoma — 1.4%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	538,045
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	553,940
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	476,590
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	234,600

		1,803,175

Oregon — 1.0%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	104,648
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	511,170

See accompanying Notes to the Quarterly Portfolio of Investments. 16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
State of Oregon, 5.00%, 08/01/35	625,000	625,000

		1,240,818

Texas — 7.2%
Austin City of Water & Wastewater System Revenue, Series A, 5.00%, 11/15/20	500,000	585,410
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	506,308
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	922,931
Dallas Independent School District GO, Refunding Series A, 4.00%, 08/15/16, (PSF-GTD Insured)	1,000,000	1,038,150
Dallas Independent School District GO, Refunding Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,147,280
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,180,080

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	649,850
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	970,803
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	523,725
University of Texas, Refunding Finance System Revenue, Series B, 5.00%, 08/15/15	400,000	400,656
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,109,350

		9,034,543

Utah — 0.9%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,095,350

See accompanying Notes to the Quarterly Portfolio of Investments. 17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Virginia — 0.9%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,074,060

Washington — 2.4%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,195,840
Klickitat County Public Utility District No 1 Revenue, Series B, Callable 12/01/16 at 100, 5.25%, 12/01/19, (NATL Insured)	1,500,000	1,592,535
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	211,818

		3,000,193

Wisconsin — 1.3%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	464,596
Wisconsin State GO, Series 3, 5.00%, 11/01/22	1,000,000	1,200,470

		1,665,066

TOTAL MUNICIPAL BONDS (Cost $121,052,319)		121,969,635

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 6.2%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%(a)	7,797,886	7,797,886

TOTAL REGISTERED INVESTMENT COMPANY (Cost $7,797,886)		7,797,886

TOTAL INVESTMENTS - 103.7% (Cost $128,850,205)*		129,767,521
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%		(4,667,087)

NET ASSETS - 100.0%		$125,100,434

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$128,850,205

Gross unrealized appreciation	$1,023,113
Gross unrealized depreciation	(105,797)

Net unrealized appreciation	$917,316

(a)	Floating or variable rate security. Rate disclosed is as of July 31, 2015.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments. 18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL	National
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments. 19

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

20

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$220,546,481	$—	$220,546,481	$—
Registered Investment Company	16,408,548	16,408,548	—	—

Total	$236,955,029	$16,408,548	$220,546,481	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$121,969,635	$—	$121,969,635	$—
Registered Investment Company	7,797,886	7,797,886	—	—

Total	$129,767,521	$7,797,886	$121,969,635	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

21

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs,U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

22

PEMBERWICK FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — 61.8%
Basic Materials — 0.0%
Praxair, Inc. 5.20%, 03/15/2017	15,000	15,974
Praxair, Inc. 1.05%, 11/07/2017	15,000	14,915
Praxair, Inc. 1.25%, 11/07/2018	30,000	29,635

		60,524

Communications — 2.6%
AT&T, Inc. 2.50%, 08/15/2015	42,000	42,022
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,904
AT&T, Inc. 1.20%, 11/27/2018 (a)	2,000,000	2,008,034
Cisco Systems, Inc. 1.10%, 03/03/2017	50,000	50,188
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	27,633
Cisco Systems, Inc. 2.13%, 03/01/2019	30,000	30,319
eBay, Inc. 1.63%, 10/15/2015	35,000	35,056
eBay, Inc. 1.35%, 07/15/2017	50,000	49,529
Verizon Communications, Inc. 1.05%, 06/17/2019 (a)	2,000,000	2,000,214
Walt Disney Co. (The) 0.45%, 12/01/2015	60,000	59,991
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	16,973

		4,334,863

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — 2.7%
Daimler Finance North America, LLC 2.63%, 09/15/2016	2,000,000	2,031,168
Home Depot, Inc. (The) 2.25%, 09/10/2018	30,000	30,667
McDonald’s Corp. 5.30%, 03/15/2017	25,000	26,645
McDonald’s Corp. 5.35%, 03/01/2018	10,000	10,937
Toyota Motor Credit Corp. 1.38%, 01/10/2018	30,000	30,003
Toyota Motor Credit Corp. 1.55%, 07/13/2018	18,000	18,012
Toyota Motor Credit Corp. 2.10%, 01/17/2019	50,000	50,469
VF Corp. 5.95%, 11/01/2017	35,000	38,567
Volkswagen International Finance NV 1.60%, 11/20/2017	2,000,000	2,003,364
Wal-Mart Stores, Inc. 2.80%, 04/15/2016	100,000	101,616
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,064

		4,371,512

Consumer, Non-cyclical — 0.8%
Amgen, Inc. 1.25%, 05/22/2017	1,000,000	999,607
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,112
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,284

See accompanying Notes to the Quarterly Portfolio of Investments. 1

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/2016	15,000	15,024
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	15,000	16,694
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,113
PepsiCo, Inc. 1.13%, 07/17/2017	30,000	30,055
PepsiCo, Inc. 1.25%, 08/13/2017	50,000	50,085
Procter & Gamble Co. (The) 0.75%, 11/04/2016	100,000	100,185

		1,331,159

Energy — 2.2%
BP Capital Markets PLC 1.85%, 05/05/2017	3,150,000	3,182,243
Chevron Corp. 0.89%, 06/24/2016	20,000	20,052
Chevron Corp. 1.35%, 11/15/2017	35,000	35,082
Chevron Corp. 1.10%, 12/05/2017	15,000	14,934
Chevron Corp. 1.37%, 03/02/2018	30,000	29,974
ConocoPhillips 6.65%, 07/15/2018	25,000	28,523
ConocoPhillips 6.00%, 01/15/2020	20,000	23,133
ConocoPhillips Co. 1.50%, 05/15/2018	30,000	29,920
EOG Resources, Inc. 6.88%, 10/01/2018	15,000	17,288

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Exxon Mobil Corp. 1.31%, 03/06/2018	100,000	100,156
Halliburton Co. 1.00%, 08/01/2016	70,000	69,943
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	59,856
Statoil ASA 3.13%, 08/17/2017	30,000	31,115
Statoil ASA 1.25%, 11/09/2017	10,000	9,982
Statoil ASA 5.25%, 04/15/2019	15,000	16,766

		3,668,967

Financial — 45.7%
American Express Bank FSB 6.00%, 09/13/2017	950,000	1,036,186
American Express Credit Corp. 2.75%, 09/15/2015	30,000	30,077
American Express Credit Corp. 2.80%, 09/19/2016	100,000	102,048
American Express Credit Corp. 1.13%, 06/05/2017	25,000	24,892
American Express Credit Corp. 2.25%, 08/15/2019	95,000	95,331
Bank of America Corp. 7.75%, 08/15/2015	2,036,000	2,039,846
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,169

See accompanying Notes to the Quarterly Portfolio of Investments. 2

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 6.50%, 08/01/2016	2,230,000	2,342,312
Bank of America Corp. 5.63%, 10/14/2016	1,815,000	1,906,736
Bank of America Corp. 6.40%, 08/28/2017	50,000	54,597
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,766,227
Bank of America Corp. 2.65%, 04/01/2019	60,000	60,921
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	25,027
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	59,000	59,027
Bank of New York Mellon Corp. (The) 4.60%, 01/15/2020	30,000	32,843
Bank of Nova Scotia (The) 1.45%, 04/25/2018	2,000,000	1,992,530
BB&T Corp. 3.20%, 03/15/2016	120,000	121,587
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,116
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	8,004
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	60,000	66,447
BlackRock, Inc. 5.00%, 12/10/2019	25,000	27,979

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Boston Properties LP 3.70%, 11/15/2018	15,000	15,777
Capital One Bank USA NA 1.20%, 02/13/2017	6,592,000	6,551,393
Capital One NA 1.50%, 03/22/2018	1,000,000	987,990
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,286
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,559
Caterpillar Financial Services Corp. 1.25%, 08/18/2017	20,000	20,015
Caterpillar Financial Services Corp. 1.25%, 11/06/2017	15,000	14,980
Caterpillar Financial Services Corp. 2.25%, 12/01/2019	20,000	20,117
Charles Schwab Corp. (The) 0.85%, 12/04/2015	55,000	55,065
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	40,572
Chubb Corp. (The) 5.75%, 05/15/2018	35,000	39,018
Citigroup, Inc. 0.55%, 06/09/2016 (a)	8,000,000	7,963,928
Citigroup, Inc. 4.45%, 01/10/2017	20,000	20,848
Citigroup, Inc. 1.55%, 08/14/2017	30,000	29,931
Citigroup, Inc. 1.85%, 11/24/2017	40,000	40,116

See accompanying Notes to the Quarterly Portfolio of Investments. 3

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Citigroup, Inc. 1.80%, 02/05/2018	84,000	83,902
Citigroup, Inc. 2.55%, 04/08/2019	35,000	35,337
Citigroup, Inc. 8.50%, 05/22/2019	75,000	91,532
Credit Suisse 0.98%, 01/29/2018 (a)	3,900,000	3,895,250
Credit Suisse 1.75%, 01/29/2018	1,000,000	999,448
Credit Suisse 0.98%, 04/27/2018 (a)	1,000,000	997,403
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	997,168
Deutsche Bank AG 6.00%, 09/01/2017	709,000	769,159
General Electric Capital Corp. 6.90%, 09/15/2015	50,000	50,324
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	110,565
General Electric Capital Corp. 2.25%, 11/09/2015	277,000	278,269
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	79,839
General Electric Capital Corp. 5.63%, 05/01/2018	80,000	88,369
General Electric Capital Corp. 5.50%, 01/08/2020	20,000	22,698

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	1,000,000	1,157,500
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	90,000
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/2016	20,000	20,406
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	70,978
Goldman Sachs Group, Inc. (The) 0.73%, 03/22/2016 (a)	1,000,000	999,570
Goldman Sachs Group, Inc. (The) 2.28%, 09/20/2016 (a)	1,000,000	1,014,078
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	950,000	1,038,555
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	33,275
Goldman Sachs Group, Inc. (The) 1.41%, 11/15/2018 (a)	4,240,000	4,269,192
Goldman Sachs Group, Inc. (The) 7.50%, 02/15/2019	130,000	153,157
HSBC Finance Corp. 0.71%, 06/01/2016 (a)	2,000,000	1,997,442
John Deere Capital Corp. 1.05%, 10/11/2016	18,000	18,066

See accompanying Notes to the Quarterly Portfolio of Investments. 4

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,403
John Deere Capital Corp. 1.55%, 12/15/2017	40,000	40,182
Morgan Stanley 1.53%, 02/25/2016 (a)	942,000	946,037
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,370,724
Morgan Stanley 1.58%, 04/25/2018 (a)	2,725,000	2,765,428
National City Bank 0.64%, 12/15/2016 (a)	4,000,000	3,992,672
National City Bank 0.65%, 06/07/2017 (a)	2,075,000	2,066,119
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,275
PACCAR Financial Corp. 1.40%, 11/17/2017	30,000	30,074
PNC Funding Corp. 5.25%, 11/15/2015	5,000,000	5,057,135
State Street Corp. 2.88%, 03/07/2016	10,000	10,136
State Street Corp. 5.38%, 04/30/2017	15,000	16,031
State Street Corp. 1.35%, 05/15/2018	92,000	91,674
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	40,189
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	41,979
UBS AG 1.38%, 08/14/2017	2,000,000	1,993,950
UBS AG 0.98%, 03/26/2018 (a)	2,000,000	2,004,868

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
US Bancorp 2.20%, 11/15/2016	15,000	15,238
US Bancorp 1.95%, 11/15/2018	75,000	75,743
US Bank NA 1.35%, 01/26/2018	2,000,000	1,999,844
Wachovia Corp. 5.63%, 10/15/2016	100,000	105,323
Wells Fargo & Co. 3.68%, 06/15/2016 (b)	200,000	204,992
Wells Fargo & Co. 2.63%, 12/15/2016	2,000,000	2,044,330
Wells Fargo & Co. 1.15%, 06/02/2017	40,000	39,939

		75,095,264

Health Care — 3.4%
AbbVie, Inc. 1.75%, 11/06/2017	3,000,000	3,006,396
AbbVie, Inc. 1.80%, 05/14/2018	2,000,000	1,995,888
Merck & Co., Inc. 1.10%, 01/31/2018	488,000	487,014
Merck & Co., Inc. 1.85%, 02/10/2020	14,000	13,943
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,084

		5,553,325

Industrial — 2.0%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	49,432
Emerson Electric Co. 4.88%, 10/15/2019	45,000	49,894
General Dynamics Corp. 1.00%, 11/15/2017	2,030,000	2,019,742

See accompanying Notes to the Quarterly Portfolio of Investments. 5

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Honeywell International, Inc. 5.30%, 03/15/2017	25,000	26,743
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	54,988
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	31,038
Illinois Tool Works, Inc. 1.95%, 03/01/2019	50,000	50,014
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	30,038
United Technologies Corp. 1.78%, 05/04/2018 (b)	1,000,000	1,001,363

		3,313,252

Technology — 2.2%
Apple, Inc. 0.45%, 05/03/2016	49,000	49,013
Apple, Inc. 0.90%, 05/12/2017	18,000	17,991
Apple, Inc. 1.00%, 05/03/2018	41,000	40,601
EMC Corp. 1.88%, 06/01/2018	50,000	50,067
Hewlett-Packard Co. 1.23%, 01/14/2019 (a)	1,500,000	1,481,530
Hewlett-Packard Co. 2.75%, 01/14/2019	1,500,000	1,519,581
Intel Corp. 1.95%, 10/01/2016	47,000	47,670
Intel Corp. 1.35%, 12/15/2017	50,000	50,001
International Business Machines Corp. 0.45%, 05/06/2016	120,000	119,949

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Microsoft Corp. 1.00%, 05/01/2018	60,000	59,875
Microsoft Corp. 4.20%, 06/01/2019	30,000	32,728
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	27,505
Oracle Corp. 5.25%, 01/15/2016	60,000	61,297
Oracle Corp. 2.38%, 01/15/2019	15,000	15,248
Oracle Corp. 2.25%, 10/08/2019	30,000	30,196

		3,603,252

Utilities — 0.2%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	35,000	38,262
Duke Energy Florida, Inc. 5.65%, 06/15/2018	25,000	27,794
Georgia Power Co. 5.25%, 12/15/2015	25,000	25,345
PacifiCorp 5.65%, 07/15/2018	25,000	27,867
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,076
Public Service Electric & Gas Co. 2.00%, 08/15/2019	30,000	30,066
Southern California Edison Co. 1.13%, 05/01/2017	7,000	6,998
Southern California Edison Co. 5.50%, 08/15/2018	45,000	50,156

See accompanying Notes to the Quarterly Portfolio of Investments. 6

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,006
Wisconsin Power & Light Co. 5.00%, 07/15/2019	25,000	27,690

		287,260

TOTAL CORPORATE BONDS AND NOTES (Cost $101,324,640)		101,619,378

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Federal Home Loan Mortgage Corporation REMICS — 0.6%
Series 2542, Class ES 5.00%, 12/15/2017	14,481	14,984
Series 2564, Class HJ 5.00%, 02/15/2018	10,073	10,441
Series 2617, Class TK 4.50%, 05/15/2018	37,743	39,063
Series 2617, Class GR 4.50%, 05/15/2018	20,705	21,431
Series 2611, Class UH 4.50%, 05/15/2018	18,960	19,746
Series 2627, Class MC 4.50%, 06/15/2018	33,711	34,943
Series 2649, Class KA 4.50%, 07/15/2018	26,648	27,658
Series 2693, Class PE 4.50%, 10/15/2018	32,214	33,552
Series 2746, Class EG 4.50%, 02/15/2019	35,332	36,801
Series 2780, Class JG 4.50%, 04/15/2019	1,341	1,377

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2814, Class GB 5.00%, 06/15/2019	5,751	6,008
Series 2924, Class EH 5.25%, 03/15/2024	696	695
Series 2989, Class TG 5.00%, 06/15/2025	53,740	58,163
Series 3002, Class YD 4.50%, 07/15/2025	21,171	22,885
Series 2526, Class FI 1.19%, 02/15/2032(a)	101,011	103,782
Series 2655, Class QA 5.00%, 02/15/2033	491	493
Series 2827, Class TE 5.00%, 04/15/2033	30,546	30,917
Series 2881, Class AE 5.00%, 08/15/2034	22,946	24,308
Series 2933, Class HD 5.50%, 02/15/2035	34,243	37,931
Series 4305, Class KA 3.00%, 03/15/2038	133,885	140,291
Series 3843, Class GH 3.75%, 10/15/2039	92,428	96,880
Series 3786, Class NA 4.50%, 07/15/2040	137,921	149,435
Series 4305, Class A 3.50%, 06/15/2048	147,255	156,895

		1,068,679

Federal National Mortgage Association REMICS — 0.7%
Series 2003-92, Class PE 4.50%, 09/25/2018	29,678	30,914

See accompanying Notes to the Quarterly Portfolio of Investments. 7

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par
	Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2003-80, Class YE 4.00%, 06/25/2023	10,697	10,917
Series 2005-40, Class YG 5.00%, 05/25/2025	47,922	51,838
Series 2011-122, Class A 3.00%, 12/25/2025	131,062	135,532
Series 2007-27, Class MQ 5.50%, 04/25/2027	13,282	14,898
Series 2005-12, Class JE 5.00%, 09/25/2033	14,746	14,877
Series 2005-16, Class PE 5.00%, 03/25/2034	11,641	11,936
Series 2005-48, Class AR 5.50%, 02/25/2035	36,718	39,304
Series 2005-62, Class CQ 4.75%, 07/25/2035	17,014	18,068
Series 2005-64, Class PL 5.50%, 07/25/2035	78,709	88,631
Series 2005-68, Class PG 5.50%, 08/25/2035	52,007	58,890
Series 2010-64, Class EH 5.00%, 10/25/2035	13,015	13,199
Series 2005-83, Class LA 5.50%, 10/25/2035	30,364	33,969
Series 2014-23, Class PA 3.50%, 08/25/2036	156,572	163,971
Series 2007-39, Class NA 4.25%, 01/25/2037	11,937	12,315
Series 2013-83, Class CA 3.50%, 10/25/2037	133,888	142,587
Series 2009-47, Class PA 4.50%, 07/25/2039	28,589	30,419

	Par
	Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2011-113, Class NE 4.00%, 03/25/2040	99,762	104,174
Series 2006-57, Class AD 5.75%, 06/25/2036	187,911	203,355

		1,179,794

Government National Mortgage Association — 0.3%
Series 2013-88, Class WA 5.00%, 06/20/2030(a)	107,453	116,853
Series 2002-22, Class GF 6.50%, 03/20/2032	53,427	62,915
Series 2002-51, Class D 6.00%, 07/20/2032	65,138	75,099
Series 2008-50, Class NA 5.50%, 03/16/2037	21,982	23,479
Series 2007-11, Class PE 5.50%, 03/20/2037	38,919	44,076
Series 2013-113, Class UB 3.00%, 11/20/2038	109,450	112,372

		434,794

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,643,979)		2,683,267

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Federal Home Loan Bank — 0.4%
3.13%, 03/11/2016	165,000	167,882
0.50%, 09/28/2016	305,000	305,082
4.75%, 12/16/2016	170,000	179,690

		652,654

See accompanying Notes to the Quarterly Portfolio of Investments. 8

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par
	Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — 1.4%
5.25%, 04/18/2016	400,000	413,975
2.50%, 05/27/2016	580,000	590,192
1.00%, 03/08/2017	140,000	140,932
0.75%, 07/14/2017	595,000	594,711
1.00%, 07/28/2017	150,000	150,828
5.50%, 04/01/2021 Gold Pool #G11941	42,396	45,886
5.50%, 11/01/2021 Gold Pool #G12454	20,489	22,178
5.50%, 04/01/2023 Gold Pool #G13145	35,392	38,804
4.00%, 02/01/2026 Gold Pool #J14494	85,045	90,678
4.00%, 06/01/2026 Gold Pool #J15974	30,918	32,675
4.50%, 06/01/2029 Gold Pool #C91251	26,903	29,165
4.50%, 12/01/2029 Gold Pool #C91281	50,411	55,020
4.50%, 04/01/2030 Gold Pool #C91295	28,253	30,808

		2,235,852

Federal National Mortgage Association — 1.9%
1.50%, 10/28/2015	150,000	150,474
2.25%, 03/15/2016	500,000	506,091
5.00%, 03/15/2016	35,000	36,022
5.25%, 09/15/2016	295,000	310,898
5.00%, 02/13/2017	200,000	213,314
1.13%, 04/27/2017	205,000	206,642
5.38%, 06/12/2017	550,000	597,241
1.13%, 07/20/2018	730,000	730,210

	Par
	Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
6.00%, 09/01/2019 Pool #735439	6,047	6,284
5.50%, 06/01/2020 Pool #888601	10,244	10,733
5.00%, 05/01/2023 Pool #254762	21,826	24,138
5.50%, 01/01/2024 Pool #AD0471	20,424	22,266
5.00%, 12/01/2025 Pool #256045	44,593	49,316
5.50%, 05/01/2028 Pool #257204	35,808	40,173
4.00%, 08/01/2029 Pool #MA0142	42,780	45,578
5.50%, 04/01/2037 Pool #AD0249	48,385	54,777
7.00%, 04/01/2037 Pool #888366	13,545	16,049
5.00%, 10/01/2039 Pool #AC3237	98,398	109,736

		3,129,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,973,766)		6,018,448

U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Notes — 26.3%
0.25%, 08/15/2015	250,000	250,010
0.25%, 09/15/2015	500,000	500,098
0.25%, 10/31/2015	750,000	750,234

See accompanying Notes to the Quarterly Portfolio of Investments. 9

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Par
	Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.38%, 11/15/2015	900,000	900,562
0.38%, 03/31/2016	500,000	500,430
0.50%, 07/31/2017	490,000	488,277
0.63%, 05/31/2017	890,000	889,722
0.63%, 08/31/2017	1,105,000	1,103,101
0.63%, 09/30/2017	720,000	718,312
0.63%, 11/30/2017	1,100,000	1,095,961
0.63%, 04/30/2018	1,840,000	1,825,481
0.75%, 06/30/2017	500,000	501,094
0.75%, 10/31/2017	1,405,000	1,404,781
0.75%, 12/31/2017	1,520,000	1,517,863
0.75%, 02/28/2018	450,000	448,629
0.75%, 03/31/2018	525,000	522,949
0.88%, 11/30/2016	300,000	301,617
0.88%, 12/31/2016	410,000	412,274
0.88%, 01/31/2017	2,130,000	2,141,315
0.88%, 02/28/2017	400,000	402,156
0.88%, 04/30/2017	675,000	678,111
0.88%, 01/31/2018	920,000	920,790
1.00%, 08/31/2016	720,000	724,838
1.00%, 09/30/2016	790,000	795,370
1.00%, 10/31/2016	1,220,000	1,228,673
1.00%, 03/31/2017	1,170,000	1,178,410
1.00%, 05/31/2018	1,115,000	1,116,830
1.00%, 06/30/2019	575,000	568,936
1.00%, 08/31/2019	240,000	236,681
1.00%, 09/30/2019	440,000	433,366
1.13%, 03/31/2020	300,000	294,891
1.25%, 08/31/2015	270,000	270,242
1.25%, 09/30/2015	1,400,000	1,402,570
1.25%, 10/31/2015	100,000	100,281

	Par
	Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.25%, 10/31/2018	1,345,000	1,351,410
1.25%, 11/30/2018	500,000	501,875
1.25%, 01/31/2019	1,185,000	1,187,499
1.38%, 11/30/2015	320,000	321,275
1.38%, 06/30/2018	505,000	510,879
1.38%, 07/31/2018	550,000	556,059
1.38%, 12/31/2018	870,000	876,254
1.38%, 02/28/2019	660,000	663,712
1.38%, 02/29/2020	200,000	199,250
1.50%, 06/30/2016	1,390,000	1,405,094
1.50%, 07/31/2016	1,050,000	1,061,894
1.50%, 12/31/2018	460,000	465,211
1.50%, 05/31/2019	230,000	231,887
1.75%, 05/31/2016	1,165,000	1,179,199
1.88%, 09/30/2017	280,000	286,825
1.88%, 10/31/2017	275,000	281,832
2.00%, 01/31/2016	250,000	252,266
2.00%, 04/30/2016	1,635,000	1,655,820
2.13%, 12/31/2015	400,000	403,188
2.13%, 02/29/2016	515,000	520,754
2.25%, 07/31/2018	180,000	186,623
2.38%, 03/31/2016	770,000	781,129
2.38%, 07/31/2017	300,000	310,055
2.63%, 04/30/2016	250,000	254,394
3.00%, 09/30/2016	380,000	391,311
3.13%, 10/31/2016	330,000	340,983
3.13%, 01/31/2017	90,000	93,481
3.13%, 04/30/2017	200,000	208,734
3.25%, 12/31/2016	200,000	207,703

See accompanying Notes to the Quarterly Portfolio of Investments. 10

PEMBERWICK FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Par
Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,138,845)	43,311,451

TOTAL INVESTMENTS - 93.4% (Cost $153,081,230)*	153,632,544
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%	10,881,504

NET ASSETS - 100.0%	$164,514,048

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$153,081,230

Gross unrealized appreciation	$664,744
Gross unrealized depreciation	(113,430)

Net unrealized appreciation	$551,314

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2015.
(b)	Multi-Step Coupon. Rate disclosed is as of July 31, 2015.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments. 11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/15	Price	Inputs	Inputs
Corporate Bonds and Notes	$101,619,378	$—	$101,619,378	$—
Collateralized Mortgage Obligations	2,683,267	—	2,683,267	—
U.S. Government Agency Obligations	6,018,448	—	6,018,448	—
U.S. Treasury Obligations	43,311,451	—	43,311,451	—

Total Investments*	$153,632,544	$—	$153,632,544	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

 At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

13

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.4%
Apparel Stores — 4.8%
TJX Cos., Inc. (The)	316,074	$22,068,287

Biotechnology — 9.1%
Celgene Corp.*	131,925	17,315,156
Regeneron Pharmaceuticals, Inc.*	44,339	24,548,731

		41,863,887

Business Services — 3.2%
Automatic Data Processing, Inc.	184,492	14,716,927

Consumer Electronics — 4.3%
Apple, Inc.	164,621	19,968,527

Credit Services — 9.5%
MasterCard, Inc., Class A	95,375	9,289,525
Visa, Inc., Class A	457,763	34,487,864

		43,777,389

Footwear & Accessories — 6.7%
NIKE, Inc., Class B	270,195	31,131,868

Industrial Distribution — 6.1%
Fastenal Co.	407,046	17,038,946
WW Grainger, Inc.	48,611	11,117,822

		28,156,768

Information Technology Services — 8.0%
Accenture PLC, Class A	209,615	21,613,403
Gartner, Inc.*	173,630	15,378,409

		36,991,812

Internet Content & Information — 12.6%
Facebook, Inc., Class A*	162,545	15,280,855
Google, Inc., Class A*	27,327	17,967,502
Google, Inc., Class C*	40,395	25,271,826

		58,520,183

	Number of Shares	Value

COMMON STOCKS — (Continued)
Leisure — 5.1%
Priceline Group, Inc. (The)*	19,096	$23,747,213

Medical Devices — 6.1%
Abbott Laboratories	560,482	28,410,833

Packaged Foods — 3.3%
Nestle SA, SP ADR	204,020	15,423,912

Restaurants — 6.2%
Starbucks Corp.	494,634	28,654,148

Software Application — 3.9%
Adobe Systems, Inc.*	219,606	18,005,496

Software Infrastructure — 4.8%
Oracle Corp.	560,928	22,403,464

Specialty Retail — 3.7%
O’Reilly Automotive, Inc.*	71,221	17,115,118

TOTAL COMMON STOCKS (Cost $315,802,181)		450,955,832

TOTAL INVESTMENTS - 97.4% (Cost $315,802,181)**		450,955,832
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		12,129,511

NET ASSETS - 100.0%		$463,085,343

See accompanying Notes to the Quarterly Portfolio of Investments. 1

POLEN GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$315,802,181

Gross unrealized appreciation	$137,021,063
Gross unrealized depreciation	(1,867,412)

Net unrealized appreciation	$135,153,651

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 2

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 85.1%
Australia — 2.2%
CSL, Ltd.	1,827	$131,987

		131,987

Cayman Islands — 4.9%
Alibaba Group Holding, Ltd., SP ADR*	1,590	124,561
Tencent Holdings, Ltd.	8,900	165,813

		290,374

China — 2.0%
Baidu, Inc., SP ADR*	696	120,171

		120,171

Hong Kong — 4.6%
AIA Group Ltd.	41,600	270,589

		270,589

Ireland — 3.6%
Accenture PLC, Class A	2,036	209,932

		209,932

Israel — 2.4%
Check Point Software Technologies, Ltd.*	1,748	141,186

		141,186

Netherlands — 1.6%
ASML Holding NV	970	96,195

		96,195

Switzerland — 6.1%
Nestle SA, Registered Shares	3,207	242,610
SGS SA	60	114,454

		357,064

United Kingdom — 4.9%
ARM Holdings PLC	8,555	134,220
Reckitt Benckiser Group PLC	1,636	156,889

		291,109

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — 52.8%
Abbott Laboratories	5,174	$262,270
Apple, Inc.	1,161	140,829
Automatic Data Processing, Inc.	1,554	123,962
Celgene Corp.*	923	121,144
Facebook, Inc., Class A*	1,315	123,623
Fastenal Co.	2,721	113,901
Google, Inc., Class C*	447	279,455
MasterCard, Inc., Class A	1,517	147,756
NIKE, Inc., Class B	2,456	282,980
O’Reilly Automotive, Inc.*	944	226,853
Priceline Group, Inc. (The)*	113	140,524
Regeneron Pharmaceuticals, Inc.*	446	246,932
Starbucks Corp.	4,469	258,889
TJX Cos, Inc. (The)	2,706	188,933
Visa, Inc., Class A	3,979	299,778
WW Grainger, Inc.	713	163,070

		3,120,899

TOTAL COMMON STOCKS (Cost $4,717,798)		5,029,506

TOTAL INVESTMENTS - 85.1% (Cost $4,717,798)**		5,029,506
OTHER ASSETS IN EXCESS OF LIABILITIES - 14.9%		881,884

NET ASSETS - 100.0%		$5,911,390

See accompanying Notes to the Quarterly Portfolio of Investments. 3

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,717,798

Gross unrealized appreciation	$393,749
Gross unrealized depreciation	(82,041)

Net unrealized appreciation	$311,708

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 4

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund and Polen Global Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Polen Global Growth Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Polen Global Growth Fund fair values foreign securities using an independent pricing service which considers

5

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$450,955,832	$450,955,832	$—	$—

Polen Global Growth Fund
Australia	$131,987	$—	$131,987	$—
Cayman Islands	290,374	124,561	165,813	—
China	120,171	120,171	—	—
Hong Kong	270,589	—	270,589	—
Ireland	209,932	209,932	—	—
Israel	141,186	141,186	—	—
Netherlands	96,195	96,195	—	—
Switzerland	357,064	—	357,064	—
United Kingdom	291,109	—	291,109	—
United States	3,120,899	3,120,899	—	—

Total	$5,029,506	$3,812,944	$1,216,562	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period.

6

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 81.8%
Consumer Discretionary — 23.1%
Advance Auto Parts, Inc.	10,975	$1,911,955
American Public Education, Inc.*	58,950	1,525,036
Ascena Retail Group, Inc.*	143,850	1,801,002
Cabela’s, Inc.*	23,555	1,046,549
Carrols Restaurant Group, Inc.*	210,300	2,317,506
DeVry Education Group, Inc.	38,625	1,173,428
Fiesta Restaurant Group, Inc.*	30,745	1,787,207
Gildan Activewear, Inc. (Canada)	35,150	1,134,642
GNC Holdings, Inc., Class A	32,175	1,583,332
Rent-A-Center, Inc.	38,500	1,031,415
Stoneridge, Inc.*	142,717	1,736,866
Visteon Corp.*	17,565	1,748,244

		18,797,182

Consumer Staples — 2.1%
SpartanNash Co.	52,275	1,683,778

Energy — 2.2%
Golar LNG, Ltd. (Bermuda)	25,200	1,085,364
Noble Corp. PLC (United Kingdom)	57,875	691,606

		1,776,970

Financials — 11.3%
Anchor Bancorp Wisconsin, Inc.*	21,000	777,210
Charter Financial Corp.	56,000	679,840
INTL FCStone, Inc.*	66,583	1,941,560
Northrim BanCorp, Inc.	29,700	751,113

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
Oppenheimer Holdings, Inc., Class A	33,943	$770,506
Raymond James Financial, Inc.	19,600	1,156,400
State Bank Financial Corp.	34,000	688,500
Suffolk Bancorp	16,500	475,530
Synovus Financial Corp.	24,014	756,921
Valley National Bancorp	65,059	645,385
Willis Group Holdings PLC (Ireland)	12,525	582,287

		9,225,252

Health Care — 17.4%
Alere, Inc.*	51,750	2,515,568
Allergan PLC (Ireland)*	9,512	3,149,899
Universal Health Services, Inc., Class B	13,900	2,018,697
Valeant Pharmaceuticals International, Inc. (Canada)*	20,250	5,214,982
Zimmer Holdings, Inc.	11,975	1,246,238

		14,145,384

Industrials — 5.7%
Aerojet Rocketdyne Holdings, Inc.*	62,450	1,461,954
Air Transport Services Group, Inc.*	125,900	1,303,065
MSA Safety, Inc.	13,575	701,149
Progressive Waste Solutions Ltd. (Canada)	21,500	585,015
Titan International, Inc.	28,750	268,525
Triumph Group, Inc.	6,085	327,677

		4,647,385

See accompanying Notes to the Quarterly Portfolio of Investments. 1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — 12.3%
ACI Worldwide, Inc.*	53,000	$1,254,510
CA, Inc.	48,732	1,419,807
Electro Rent Corp.	54,880	551,544
Global Cash Access Holdings, Inc.*	89,671	452,839
Imation Corp.*	184,640	757,024
Mentor Graphics Corp.	59,495	1,552,225
Quantum Corp.*	937,078	993,303
QuinStreet, Inc.*	258,786	1,506,134
VASCO Data Security International, Inc.*	77,130	1,572,681

		10,060,067

Materials — 6.2%
Celanese Corp.	16,525	1,089,328
Pope Resources LP	12,100	792,550
Real Industry, Inc.*	146,500	1,671,565
Tronox Ltd., Class A (Australia)	134,475	1,476,536

		5,029,979

Utilities — 1.5%
National Fuel Gas Co.	23,230	1,256,046

TOTAL COMMON STOCKS (Cost $46,780,493)		66,622,043

Value

TOTAL INVESTMENTS - 81.8% (Cost $46,780,493)**	$66,622,043
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.2%	14,850,964

NET ASSETS - 100.0%	$81,473,007

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$46,780,493

Gross unrealized appreciation	$24,065,154
Gross unrealized depreciation	(4,223,604)

Net unrealized appreciation	$19,841,550

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments. 2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$66,622,043	$66,622,043	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.4%
Chemicals — 3.3%
Dow Chemical Co. (The)	39,980	$1,881,459

Commercial Banks — 3.2%
Bank of Montreal (Canada)	33,201	1,854,940

Communications Equipment — 3.6%
Cisco Systems, Inc.	71,922	2,044,023

Diversified Telecommunication Services — 10.3%
AT&T, Inc.	58,481	2,031,630
BCE, Inc. (Canada)	46,496	1,912,846
Verizon Communications, Inc.	41,377	1,936,030

		5,880,506

Electric Utilities — 3.5%
Southern Co. (The)	45,222	2,022,780

Hotels, Restaurants & Leisure — 3.6%
McDonald’s Corp.	20,763	2,073,393

Household Products — 6.9%
Kimberly-Clark Corp.	17,963	2,065,206
Procter & Gamble Co. (The)	24,674	1,892,496

		3,957,702

Machinery — 3.3%
Caterpillar, Inc.	24,016	1,888,378

Multiline Retail — 3.5%
Target Corp.	24,890	2,037,246

Multi-Utilities — 3.6%
Consolidated Edison, Inc.	32,375	2,058,726

Oil, Gas & Consumable Fuels — 16.4%
Buckeye Partners L.P. †	26,691	2,001,024
Enbridge Energy Partners L.P. †	56,708	1,782,333

	Number of Shares	Value

COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Energy Transfer Partners L.P. †	37,066	$1,897,779
Kinder Morgan, Inc.	50,063	1,734,182
Royal Dutch Shell PLC, Class A, SP ADR	34,105	1,960,355

		9,375,673

Pharmaceuticals — 10.6%
GlaxoSmithKline PLC, SP ADR	45,037	1,956,407
Johnson & Johnson	20,029	2,007,106
Pfizer, Inc.	58,191	2,098,368

		6,061,881

REIT — 13.4%
Digital Realty Trust, Inc.	30,627	1,968,397
Health Care REIT, Inc.	27,787	1,927,584
Iron Mountain, Inc.	60,195	1,808,860
Omega Healthcare Investors, Inc.	54,156	1,963,697

		7,668,538

Software — 3.8%
Microsoft Corp.	46,847	2,187,755

Technology Hardware, Storage & Peripherals — 3.7%
Seagate Technology PLC (Ireland)	41,965	2,123,429

Tobacco — 3.7%
Philip Morris International, Inc.	24,888	2,128,671

TOTAL COMMON STOCKS (Cost $54,780,877)		55,245,100

See accompanying Notes to the Quarterly Portfolio of Investments. 1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 2.1%
SPDR S&P Dividend ETF	15,540	$1,204,816

TOTAL EXCHANGE TRADED FUND (Cost $1,201,614)		1,204,816

TOTAL INVESTMENTS - 98.5% (Cost $55,982,491)*		56,449,916

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		858,715

NET ASSETS - 100.0%		$57,308,631

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$55,982,491

Gross unrealized appreciation	$2,745,938
Gross unrealized depreciation	(2,278,513)

Net unrealized appreciation	$467,425

L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
†	Master Limited Partnerships

See accompanying Notes to the Quarterly Portfolio of Investments. 2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$56,449,916	$56,449,916	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SIRIOS FOCUS FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 86.3%
Communications — 19.7%
Cellnex Telecom SAU (Spain)*	19,789	$327,955
DISH Network Corp., Class A*	23,439	1,514,394
Google, Inc., Class A*	1,224	804,780
JCDecaux SA	21,605	827,028
Sunrise Communications Group AG (Switzerland)*	4,183	328,995
Time Warner, Inc.	20,052	1,765,378
T-Mobile US, Inc.*	34,972	1,421,961

		6,990,491

Consumer Discretionary — 5.4%
Carnival Corp. (Panama)	17,120	912,325
Dollar Tree, Inc.*	10,491	818,613
Sirius XM Holdings, Inc.*	47,247	187,098

		1,918,036

Consumer Staples — 7.7%
Blue Buffalo Pet Products, Inc.*	3,266	91,252
Constellation Brands, Inc., Class A	16,922	2,030,978
JM Smucker Co. (The)	5,615	627,139

		2,749,369

Financials — 19.2%
Bank of America Corp.	93,289	1,668,007
Bank of the Ozarks, Inc.	12,467	550,044
JPMorgan Chase & Co.	6,088	417,211
Lamar Advertising Co. REIT	9,113	547,236
NorthStar Realty Finance Corp. REIT	89,613	1,433,808

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
OM Asset Management PLC (United Kingdom)	9,030	$159,560
Realogy Holdings Corp.*	18,178	827,463
Regions Financial Corp.	34,466	358,102
Signature Bank*	5,885	856,797

		6,818,228

Health Care — 12.4%
Allergan PLC*	3,657	1,211,016
Becton Dickinson and Co.	2,452	373,072
Endo International PLC (Ireland)*	3,370	295,010
Gilead Sciences, Inc.	4,151	489,237
HCA Holdings, Inc.*	5,713	531,366
Universal Health Services, Inc., Class B	5,408	785,404
Valeant Pharmaceuticals International, Inc. (Canada)*	2,853	734,733

		4,419,838

Industrials — 8.3%
Acuity Brands, Inc.	953	191,734
Airbus Group NV (France)	10,508	745,510
FedEx Corp.	5,843	1,001,607
Old Dominion Freight Line, Inc.*	10,970	802,456
Saia, Inc.*	4,746	206,071

		2,947,378

Information Technology — 9.5%
Citrix Systems, Inc.*	5,314	401,791
CommVault Systems, Inc.*	8,007	300,022
Computer Sciences Corp.	6,660	435,764
EMC Corp.	32,648	877,905
PTC, Inc.*	9,055	329,149

See accompanying Notes to the Quarterly Portfolio of Investments. 1

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
Radware Ltd.*	7,393	$140,763
Ruckus Wireless, Inc.*	15,784	194,617
Symantec Corp.	14,681	333,846
Western Digital Corp.	4,107	353,448

		3,367,305

Materials — 4.1%
Monsanto Co.	7,729	787,508
Sherwin-Williams Co. (The)	2,438	677,179

		1,464,687

TOTAL COMMON STOCKS (Cost $26,631,934)		30,675,332

WARRANTS — 1.2%
United States — 1.2%
JPMorgan Chase & Co., strike price @ $42.33, Expires 10/28/18*	16,919	442,939

TOTAL WARRANTS (Cost $312,676)		442,939

SHORT-TERM INVESTMENTS — 13.1%
Money Market Fund — 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	1,649,912	1,649,912

	Par Value	Value

SHORT-TERM INVESTMENTS — (Continued)
U.S. Treasury Obligations — 8.4%
U.S. Treasury Bill 0.02% 09/17/2015(b)	$3,000,000	$2,998,923

TOTAL SHORT-TERM INVESTMENTS (Cost $4,648,992)		4,648,835

TOTAL INVESTMENTS - 100.6% (Cost $31,593,602)**		35,767,106
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(202,097)

NET ASSETS - 100.0%		$35,565,009

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.
(b)	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$31,593,602

Gross unrealized appreciation	$4,546,827
Gross unrealized depreciation	(373,323)

Net unrealized appreciation	$4,173,504

See accompanying Notes to the Quarterly Portfolio of Investments. 2

SIRIOS FOCUS FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Forward foreign currency contracts outstanding as of July 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settle Date	Counterparty	Unrealized Appreciation/ (Depreciation)
CHF	38,000	USD	40,149	08/20/15	BNY	$ (797)
EUR	298,000	USD	330,567	08/20/15	BNY	(3,207)
USD	373,290	CHF	346,000	08/20/15	BNY	16,581
USD	2,192,270	EUR	2,000,000	08/20/15	BNY	(4,774)

Net unrealized depreciation on forward foreign currency contracts:						$ 7,803

Legend
BNY	Bank of New York Mellon
CHF	Swiss Franc
EUR	Euro
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments. 3

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Focus Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

4

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	07/31/15	Price	Inputs	Inputs

Common Stocks*	$30,675,332	$30,675,332	$—	$—
Warrants	442,939	442,939	—	—
Short-Term Investments	4,648,835	1,649,912	2,998,923	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	16,581	—	16,581	—

Total	$35,783,687	$32,768,183	$3,015,504	$—

Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(8,778)	$—	$(8,778)	$—

Total	$(8,778)	$—	$(8,778)	$—

*    Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.

5

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no significant transfers between Levels 1, 2 and 3 for the Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.8%
Consumer Discretionary — 22.3%
Abercrombie & Fitch Co., Class A	241,427	$4,850,268
Coach, Inc.	123,670	3,858,504
GameStop Corp., Class A	134,677	6,174,940
Garmin Ltd. (Switzerland)	114,477	4,797,731
Mattel, Inc.	219,878	5,103,368
McDonald’s Corp.	54,900	5,482,314
Tupperware Brands Corp.	76,379	4,465,880

		34,733,005

Consumer Staples — 17.9%
Altria Group, Inc.	102,291	5,562,585
Coca-Cola Co. (The)	129,208	5,307,865
Philip Morris International, Inc.	68,149	5,828,784
Procter & Gamble Co. (The)	64,279	4,930,199
Reynolds American, Inc.	71,721	6,152,945

		27,782,378

Energy — 14.8%
Chevron Corp.	49,663	4,394,182
CVR Energy, Inc.	140,728	5,380,031
Exxon Mobil Corp.	63,052	4,994,349
Helmerich & Payne, Inc.	71,648	4,136,956
National Oilwell Varco, Inc.	97,275	4,098,196

		23,003,714

Health Care — 7.0%
Merck & Co., Inc.	92,522	5,455,097
Pfizer, Inc.	152,316	5,492,515

		10,947,612

Industrials — 16.5%
Caterpillar, Inc.	65,809	5,174,562
Emerson Electric Co.	93,446	4,835,830
General Electric Co.	209,631	5,471,369

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
Lockheed Martin Corp.	26,380	$5,463,298
Pitney Bowes, Inc.	226,362	4,735,493

		25,680,552

Information Technology — 13.5%
CA, Inc.	168,177	4,899,837
Intel Corp.	167,976	4,862,905
International Business Machines Corp.	32,720	5,300,313
Microsoft Corp.	127,589	5,958,406

		21,021,461

Telecommunication Services — 6.8%
AT&T, Inc.	156,675	5,442,890
Verizon Communications, Inc.	107,986	5,052,665

		10,495,555

TOTAL COMMON STOCKS (Cost $158,657,286)		153,664,277

See accompanying Notes to the Quarterly Portfolio of Investments. 1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 0.9%
Money Market Fund — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	1,448,288	$1,448,288

TOTAL SHORT-TERM INVESTMENT (Cost $1,448,288)		1,448,288

TOTAL INVESTMENTS - 99.7% (Cost $160,105,574)*		155,112,565
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		476,808

NET ASSETS - 100.0%		$155,589,373

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$160,105,574

Gross unrealized appreciation	$3,756,772
Gross unrealized depreciation	(8,749,781)

Net unrealized depreciation	$(4,993,009)

See accompanying Notes to the Quarterly Portfolio of Investments. 2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$153,664,277	$153,664,277	$—	$—
Short-Term Investment	1,448,288	1,448,288	—	—

Total Investments	$155,112,565	$155,112,565	$—	$—

*    Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

4

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.7%
Australia — 4.7%
BHP Billiton, Ltd., SP ADR	363,630	$13,952,483
South32 Ltd., ADR*	145,452	926,529

		14,879,012

Bermuda — 5.8%
Bunge, Ltd.	19,515	1,558,273
Nabors Industries Ltd.	1,124,532	13,055,817
PartnerRe Ltd.	28,830	3,919,727

		18,533,817

Brazil — 1.4%
Vale SA, SP ADR	836,670	4,400,884

Canada — 27.9%
Agrium, Inc.	95,815	9,798,042
Brookfield Asset Management, Inc., Class A	146,202	5,092,215
Canadian National Railway Co.	247,215	15,433,633
Canadian Natural Resources, Ltd.	434,500	10,593,110
Canadian Pacific Railway, Ltd.	140,525	22,603,446
Ensign Energy Services, Inc.	19,135	148,248
Finning International, Inc.	21,150	366,174
Manulife Financial Corp.	44,430	787,744
Potash Corp. of Saskatchewan, Inc.	278,480	7,569,087
Suncor Energy, Inc.	529,395	14,907,763
Teck Resources, Ltd., Class B	147,450	1,082,283

		88,381,745

Curacao — 4.9%
Schlumberger, Ltd.	186,120	15,414,459

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — 0.3%
AXA SA, SP ADR	41,940	$1,103,441

Germany — 2.9%
BASF SE, SP ADR	104,955	9,052,369

Ireland — 13.3%
Allegion PLC	57,185	3,615,236
Eaton Corp. PLC	169,131	10,245,956
Ingersoll-Rand PLC	190,905	11,721,567
Weatherford International PLC*	1,546,385	16,515,392

		42,098,151

Luxembourg — 3.4%
Tenaris SA, ADR	431,695	10,857,129

Netherlands — 5.8%
Core Laboratories NV	66,925	7,336,988
Unilever NV, New York Registry Shares	246,225	11,038,267

		18,375,255

Norway — 0.2%
Yara International ASA, ADR	15,710	784,714

Switzerland — 11.0%
Nestle SA, SP ADR	202,520	15,310,512
Novartis AG, ADR	147,455	15,298,456
Syngenta AG, ADR	23,750	1,955,812
UBS Group AG	108,335	2,498,205

		35,062,985

United Kingdom — 13.1%
British American Tobacco PLC, SP ADR	100,860	12,002,340
Diageo PLC, SP ADR	51,800	5,817,658
Ensco PLC, Class A	84,925	1,408,056
Noble Corp. PLC	567,505	6,781,685

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	399,410	$15,425,214

		41,434,953

TOTAL COMMON STOCKS (Cost $299,700,939)		300,378,914

TOTAL INVESTMENTS - 94.7%
(Cost $299,700,939)**		300,378,914
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		16,946,594

NET ASSETS - 100.0%		$317,325,508

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$299,700,939

Gross unrealized appreciation	$68,190,407
Gross unrealized depreciation	(67,512,432)

Net unrealized appreciation	$677,975

ADR	American Depository Receipt
SP ADR	Sponsored American Depository Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund’s (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$300,378,914	$300,378,914	$ —	$ —

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 89.6%
Auto Manufacturers — 2.5%
FCA US LLC 8.25%, 06/15/2021	$250,000	$270,938

Biotechnology — 2.4%
Concordia Healthcare Corp. 7.00%, 04/15/2023 (a)	250,000	254,688

Commercial Services — 11.5%
Hertz Corp. (The) 7.50%, 10/15/2018	250,000	257,500
Safway Group Holding, LLC 7.00%, 05/15/2018 (a)	350,000	357,000
ServiceMaster Co., LLC (The) 7.00%, 08/15/2020	250,000	263,450
United Rentals North America, Inc. 7.38%, 05/15/2020	350,000	372,312

		1,250,262

Computers — 3.1%
SunGard Data Systems, Inc. 7.38%, 11/15/2018	175,000	180,600
SunGard Data Systems, Inc. 7.63%, 11/15/2020	150,000	157,312

		337,912

Distribution/Wholesale — 8.0%
HD Supply, Inc. 11.50%, 07/15/2020	750,000	871,402

Diversified Financial Services — 3.7%
Jefferies Finance, LLC 7.38%, 04/01/2020 (a)	400,000	400,000

Environmental Control — 2.4%
ADS Waste Holdings, Inc. 8.25%, 10/01/2020	250,000	261,250

Food — 9.3%
Albertsons Holdings, LLC 7.75%, 10/15/2022 (a)	500,000	540,000
Post Holdings, Inc. 7.38%, 02/15/2022	200,000	204,500
US Foods, Inc. 8.50%, 06/30/2019	250,000	260,625

		1,005,125

Healthcare-Products — 5.8%
DJO Finco, Inc. 8.13%, 06/15/2021 (a)	250,000	256,875
Kinetic Concepts, Inc. 12.50%, 11/01/2019	350,000	375,375

		632,250

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Healthcare-Services — 2.4%
Tenet Healthcare Corp. 6.75%, 06/15/2023 (a)	$250,000	$261,250

Holding Companies-Divers — 2.8%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 (a)	285,000	301,388

Lodging — 3.4%
Boyd Gaming Corp. 6.88%, 05/15/2023	350,000	364,000

Machinery-Construction & Mining — 3.4%
BlueLine Rental Finance Corp. 7.00%, 02/01/2019 (a)	375,000	373,125

Media — 5.4%
Univision Communications, Inc. 8.50%, 05/15/2021 (a)	275,000	289,952
WideOpenWest Finance, LLC 10.25%, 07/15/2019	275,000	291,211

		581,163

Retail — 5.0%
Neiman Marcus Group Ltd., LLC 8.00%, 10/15/2021 (a)	220,000	233,200
Rite Aid Corp. 6.13%, 04/01/2023 (a)	300,000	311,625

		544,825

Semiconductors — 0.8%
Freescale Semiconductor, Inc. 10.75%, 08/01/2020	80,000	84,300

Software — 7.9%
First Data Corp. 11.75%, 08/15/2021	750,000	851,250

Telecommunications — 9.8%
Altice Finco SA 7.63%, 02/15/2025 (a)	250,000	254,375
Intelsat Luxembourg SA 7.75%, 06/01/2021	350,000	278,250
Level 3 Financing, Inc. 8.63%, 07/15/2020	250,000	266,875

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Wind Acquisition Finance SA 7.38%, 04/23/2021 (a)	$250,000	$265,000

		1,064,500

TOTAL CORPORATE BONDS AND NOTES (Cost $9,666,328)		9,709,628

EXCHANGE TRADED FUND — 5.3%
SPDR Barclays High Yield Bond ETF	15,000	569,550

TOTAL EXCHANGE TRADED FUND (Cost $565,575)		569,550

	Number of Shares
SHORT-TERM INVESTMENT — 2.7%
Money Market Fund — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(b)	291,924	291,924
TOTAL SHORT-TERM INVESTMENT (Cost $291,924)		291,924

TOTAL INVESTMENTS - 97.6% (Cost $10,523,827)*		10,571,102
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		258,985

NET ASSETS - 100.0%		$10,830,087

*	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$10,523,827

Gross unrealized appreciation	$79,283
Gross unrealized depreciation	(32,008)

Net unrealized appreciation	$47,275

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, these securities amounted to $4,098,478 or 37.8% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2015.

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Acuity Tactical Credit Long/Short Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$9,709,628	$—	$9,709,628	$—
Exchange Traded Fund	569,550	569,550	—	—
Short-Term Investment	291,924	291,924	—	—

Total Investments	$10,571,102	$861,474	$9,709,628	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.5%
Australia — 3.3%
Domino’s Pizza Enterprises, Ltd.	1,651	$48,693
Echo Entertainment Group, Ltd.	10,704	39,192
Estia Health, Ltd.*	8,165	37,063
M2 Group, Ltd.	5,200	41,875
Orora, Ltd.	25,046	42,609
Slater & Gordon, Ltd.	1	1

		209,433

Austria — 0.7%
Zumtobel Group AG	1,513	47,191

Belgium — 1.4%
Ablynx NV*	2,861	41,853
Tessenderlo Chemie NV*	1,227	48,102

		89,955

Bermuda — 0.7%
Texwinca Holdings, Ltd.	37,866	45,816

Brazil — 1.9%
Raia Drogasil SA	3,928	49,801
Smiles SA	2,017	32,305
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,629	38,184

		120,290

Canada — 3.5%
BRP, Inc.*	1,917	41,261
IMAX Corp.*	1,052	39,355
Maple Leaf Foods, Inc.	2,111	36,624
Shopify, Inc., Class A*	1,631	60,983
Uni-Select, Inc.	979	44,023

		222,246

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — 1.5%
Cosmo Lady China Holdings Co., Ltd.(a)	42,051	$45,207
CT Environmental Group, Ltd.*	143,477	50,341

		95,548

Denmark — 2.1%
Bavarian Nordic A/S*	939	44,373
Forward Pharma A/S, ADR*	1,137	36,907
Genmab A/S*	572	53,897

		135,177

France — 5.7%
Adocia*	484	45,938
DBV Technologies SA, SP ADR*	1,207	52,613
Marie Brizard Wine & Spirits*	2,258	52,058
Nexity SA	948	41,802
Parrot SA*	994	45,217
Rubis SCA	621	44,658
Technicolor SA	5,463	43,204
UBISOFT Entertainment*	1,925	37,400

		362,890

Germany — 4.1%
Gerresheimer AG	605	44,520
KUKA AG	627	53,655
Nordex SE*	1,834	52,236
SMA Solar Technology AG*	1,574	52,240
Stroeer Media SE	1,157	57,216

		259,867

India — 6.4%
Emami, Ltd.	2,154	44,042

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Eros International PLC*	1,501	$53,706
Eveready Industries India, Ltd.	7,974	40,926
Force Motors, Ltd.	1,358	54,942
KEC International, Ltd.	18,556	42,209
Natco Pharma, Ltd.	1,208	43,576
Strides Arcolab, Ltd.	2,036	40,431
Tata Chemicals, Ltd.	5,345	40,782
WNS Holdings, Ltd., ADR*	1,592	47,458

		408,072

Indonesia — 0.5%
Summarecon Agung Tbk PT	254,144	32,652

Ireland — 1.5%
Kingspan Group PLC	2,083	52,465
UDG Healthcare PLC	5,404	42,322

		94,787

Israel — 2.4%
Frutarom Industries, Ltd.	1,188	50,104
NICE-Systems, Ltd., SP ADR	736	47,516
Wix.com, Ltd.*	1,841	51,548

		149,168

Italy — 3.9%
Brembo SpA	1,206	54,423
Interpump Group SpA	2,529	42,964
OVS SpA(a)*	7,445	49,345
Recordati SpA	2,205	54,917
Yoox SpA*	1,269	42,884

		244,533

	Number of Shares	Value

COMMON STOCKS — (Continued)
Japan — 17.2%
Adastria Co., Ltd.	1,074	$51,901
Ain Pharmaciez, Inc.	1,001	47,507
Ariake Japan Co., Ltd.	1,227	53,108
ASKUL Corp.	1,202	43,726
Capcom Co., Ltd.	1,978	43,252
COOKPAD, Inc.	2,687	55,395
Kanto Denka Kogyo Co., Ltd.	5,428	38,253
Kinden Corp.	3,021	40,265
Kose Corp.	572	55,578
Kusuri No Aoki Co., Ltd.	1,153	59,755
Mabuchi Motor Co., Ltd.	797	47,689
Mandom Corp.	998	41,264
Morinaga & Co., Ltd.	10,843	47,282
Nihon M&A Center, Inc.	1,202	49,493
Nissan Chemical Industries, Ltd.	1,955	42,873
Pigeon Corp.	1,687	51,296
Ryohin Keikaku Co., Ltd.	252	53,703
Saizeriya Co., Ltd.	2,073	48,249
Seria Co., Ltd.	962	43,402
Skylark Co., Ltd.	3,021	43,699
Sundrug Co., Ltd.	761	44,324
Takeuchi Manufacturing Co., Ltd.	794	48,784
United Arrows, Ltd.	1,050	41,863

		1,092,661

Luxembourg — 0.7%
Trinseo SA*	1,750	42,630

Malaysia — 1.9%
Berjaya Auto Bhd	49,031	33,333
Inari Amertron Bhd	43,542	39,193

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Malaysia — (Continued)
Top Glove Corp. Bhd	23,704	$47,228

		119,754

Malta — 0.7%
Unibet Group PLC	731	46,944

Mexico — 0.8%
Gruma SAB de CV, Class B	3,780	49,454

Netherlands — 2.1%
Affimed NV*	2,745	45,045
Euronext NV(a)	1,018	46,455
TomTom NV*	3,835	41,468

		132,968

Norway — 1.2%
Nordic Semiconductor ASA*	5,905	37,725
XXL ASA(a)	3,708	41,104

		78,829

South Korea — 13.6%
Amicogen, Inc.	440	35,027
Binex Co., Ltd.*	2,391	49,275
CJ CGV Co., Ltd.	452	45,283
Cosmax, Inc.	249	43,222
Dongsuh Co., Inc.	1,491	53,007
DuzonBizon Co., Ltd.	3,248	59,246
Green Cross Corp.	206	38,737
GS Retail Co., Ltd.	1,093	48,825
Hanssem Co., Ltd.	186	47,292
Hyosung Corp.	416	50,756
Hyundai Livart Furniture Co., Ltd.	779	42,179
KH Vatec Co., Ltd.	—	6
LG Life Sciences, Ltd.*	695	41,890

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
NongShim Co., Ltd.	157	$41,725
Shinsegae Food Co., Ltd.	296	51,699
SHOWBOX Corp*	7,236	52,717
SK Chemicals Co., Ltd.	550	33,271
Toptec Co., Ltd.	2,042	40,559
ViroMed Co., Ltd.*	315	47,371
Wonik Materials Co., Ltd.*	670	39,851

		861,938

Spain — 1.4%
Melia Hotels International SA	3,274	47,139
Zeltia SA*	9,134	40,249

		87,388

Sweden — 0.8%
NetEnt AB	1,137	52,917

Switzerland — 2.4%
Leonteq AG	270	62,287
U-Blox AG	221	46,519
Ypsomed Holding AG	384	42,600

		151,406

Taiwan — 4.5%
Adlink Technology, Inc.	12,469	34,102
De Licacy Industrial Co., Ltd.	48,007	43,989
Elite Material Co., Ltd.	20,317	41,917
Ennoconn Corp.	4,105	41,889
Getac Technology Corp.	56,915	38,235
Hota Industrial Manufacturing Co., Ltd.	15,426	45,697
PChome Online, Inc.	3,055	42,449

		288,278

See accompanying Notes to the Quarterly Portfolio of Investments. 3

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — 2.7%
Bumrungrad Hospital PCL	7,856	$45,470
Delta Electronics Thailand PCL	18,720	42,785
Srisawad Power 1979 PCL	1	1
Vanachai Group PCL	132,077	51,361
WHA Corp. PCL*	320,105	33,764

		173,381

United Kingdom — 6.9%
Dialog Semiconductor PLC*	938	46,780
Domino’s Pizza Group PLC	3,393	47,556
Greggs PLC	2,979	63,037
Howden Joinery Group PLC	6,650	51,388
Indivior PLC*	10,867	44,768
Just Eat PLC*	6,751	45,919
Laird PLC	6,860	42,179
Redrow PLC	7,401	53,774
Regus PLC	9,888	43,369

		438,770

TOTAL COMMON STOCKS (Cost $5,648,025)		6,134,943

WARRANTS — 0.0%
Thailand — 0.0%
Srisawad Power 1979 PCL Expires 6/11/2020	1	—

TOTAL WARRANTS (Cost $ — )		—

	Number of Shares	Value

REGISTERED INVESTMENT COMPANY — 8.3%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	527,072	$527,072

TOTAL REGISTERED INVESTMENT COMPANY (Cost $527,072)		527,072

TOTAL INVESTMENTS - 104.8% (Cost $6,175,097)**		6,662,015
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%		(305,722)

NET ASSETS - 100.0%		$6,356,293

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, these securities amounted to $182,111 or 2.9% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$6,175,097

Gross unrealized appreciation	$680,336
Gross unrealized depreciation	(193,418)

Net unrealized appreciation	$486,918

See accompanying Notes to the Quarterly Portfolio of Investments. 4

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Legend:
ADR	American Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 5

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.8%
Bermuda — 2.2%
PAX Global Technology, Ltd.*	10,618	$16,953
Skyworth Digital Holdings, Ltd.	18,202	13,902
Texwinca Holdings, Ltd.	15,108	18,280

		49,135

Brazil — 2.2%
Raia Drogasil SA	1,610	20,412
Smiles SA	933	14,943
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,095	15,904

		51,259

Cayman Islands — 0.8%
Chlitina Holding, Ltd.	2,253	17,464

China — 5.2%
China Dongxiang Group Co., Ltd.	66,562	16,981
China NT Pharma Group Co., Ltd.*	60,963	15,063
Cosmo Lady China Holdings Co., Ltd.(a)	18,385	19,765
CT Environmental Group, Ltd.*	50,205	17,615
HOSA International Ltd.	33,122	17,377
Sunny Optical Technology Group Co., Ltd.	7,036	13,551
Xinyi Solar Holdings, Ltd.	40,735	17,544

		117,896

Hong Kong — 2.1%
China Traditional Chinese Medicine Co., Ltd.*	19,624	14,817

	Number of Shares	Value

COMMON STOCKS — (Continued)
Hong Kong — (Continued)
Dah Sing Banking Group Ltd.	7,061	$14,944
Vinda International Holdings, Ltd.	7,148	17,687

		47,448

India — 13.0%
Aditya Birla Nuvo, Ltd.	531	18,198
Bharat Electronics, Ltd.	280	17,403
Cummins India, Ltd.	1,102	17,155
Emami, Ltd.	833	17,032
Eros International PLC*	592	21,182
Eveready Industries India, Ltd.	3,091	15,864
Force Motors, Ltd.	461	18,651
Glenmark Pharmaceuticals, Ltd.	998	15,750
Granules India, Ltd.	10,182	18,135
Jubilant Life Sciences, Ltd.	4,762	19,603
KEC International, Ltd.	7,484	17,024
Natco Pharma, Ltd.	449	16,197
SKS Microfinance, Ltd.*	1,951	17,681
Strides Arcolab, Ltd.	769	15,271
Tata Chemicals, Ltd.	2,008	15,321
Tata Elxsi, Ltd.	646	17,164
WNS Holdings, Ltd., ADR*	628	18,721

		296,352

Indonesia — 3.2%
AKR Corporindo Tbk PT	41,491	17,625
Siloam International Hospitals Tbk PT	14,721	18,010
Sri Rejeki Isman Tbk PT	674,243	23,426

See accompanying Notes to the Quarterly Portfolio of Investments. 6

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Indonesia — (Continued)
Summarecon Agung Tbk PT	108,790	$13,977

		73,038

Malaysia — 3.5%
Berjaya Auto Bhd	19,932	13,550
Cahya Mata Sarawak Bhd	11,377	17,327
Inari Amertron Bhd	18,236	16,415
SKP Resources Bhd	34,339	13,695
Top Glove Corp. Bhd	8,962	17,856

		78,843

Mexico — 3.8%
Alsea SAB de CV	5,145	16,665
Banregio Grupo Financiero SAb de CV	3,010	17,215
Gruma SAB de CV, Class B	1,460	19,101
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,272	17,929
Grupo Aeroportuario Del Sureste SAB de CV, Class B	1,080	16,146

		87,056

Philippines — 0.7%
D&L Industries, Inc.	36,508	17,194

South Africa — 2.9%
Capitec Bank Holdings, Ltd.	406	14,948
Investec, Ltd.	1,874	16,970
Mondi, Ltd.	733	17,540
Pioneer Foods, Ltd.	1,061	16,607

		66,065

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — 31.4%
Amicogen, Inc.	186	$14,807
BGF Retail Co., Ltd.	122	20,797
Binex Co., Ltd.*	915	18,857
Boryung Pharmaceutical Co., Ltd.	281	16,452
Changhae Ethanol Co., Ltd.	567	16,647
Chong Kun Dang Pharmaceutical Corp.	177	12,389
CJ CGV Co., Ltd.	190	19,035
CJ E&M Corp.*	278	17,611
Cosmax, Inc.	99	17,185
Daou Technology, Inc.	759	19,497
Dongsuh Co., Inc.	595	21,153
DuzonBizon Co., Ltd.	1,045	19,062
FNC Entertainment Co., Ltd.	674	15,552
Green Cross Corp.	83	15,608
GS Retail Co., Ltd.	441	19,700
Hansae Co., Ltd.	448	19,909
Hanssem Co., Ltd.	78	19,832
Huvitz Co., Ltd.	920	17,026
Hyosung Corp.	148	18,057
Hyundai Development Co.	311	18,699
Hyundai Elevator Co., Ltd.*	214	14,535
Hyundai Livart Furniture Co., Ltd.	360	19,492
KONA I Co., Ltd.	444	17,565
Korea Investment Holdings Co., Ltd.	279	14,884
Korea United Pharm, Inc.	754	16,497
Kukdo Chemical Co., Ltd.	238	16,452
LG Life Sciences, Ltd.*	301	18,142

See accompanying Notes to the Quarterly Portfolio of Investments. 7

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Mcnex Co., Ltd.	687	$20,263
NongShim Co., Ltd.	68	18,072
NOROO Paint & Coatings Co., Ltd.	1,343	18,959
OCI Materials Co., Ltd.	203	23,072
Ottogi Corp.	27	18,967
Samlip General Foods Co., Ltd.	76	22,582
Seegene, Inc.*	327	16,488
Shinsegae Food Co., Ltd.	114	19,911
SK Chemicals Co., Ltd.	229	13,853
Toptec Co., Ltd.	827	16,426
ViroMed Co., Ltd.*	117	17,595
Wonik Materials Co., Ltd.*	283	16,833
Yuhan Corp.	78	18,005

		716,468

Taiwan — 17.9%
Adlink Technology, Inc.	5,572	15,241
Advanced Ceramic X Corp.	2,501	16,626
Advanced Wireless Semiconductor Co.*	5,284	14,544
Advantech Co., Ltd.	1	4
Bioteque Corp.	5,326	17,055
Chen Full International Co., Ltd.	10,712	14,341
De Licacy Industrial Co., Ltd.	18,564	17,010
Elite Advanced Laser Corp.	3,961	14,305
Ennoconn Corp.	1,535	15,664
Flytech Technology Co., Ltd.	1	2
Getac Technology Corp.	22,229	14,933

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Grape King Bio Ltd.	2,553	$17,168
Holiday Entertainment Co., Ltd.	8,433	17,130
Hota Industrial Manufacturing Co., Ltd.	5,875	17,404
Integrated Service Technology, Inc.	4,629	12,235
Kung Long Batteries Industrial Co., Ltd.	3,493	13,862
Lion Travel Service Co., Ltd.	2,968	13,913
Makalot Industrial Co., Ltd.	2,237	19,108
PChome Online, Inc.	1,063	14,770
SCI Pharmtech, Inc.	6,159	15,405
Senao Networks, Inc.	2,168	16,072
Shin Zu Shing Co., Ltd.	5,369	14,031
Sporton International, Inc.	2,478	15,201
Standard Foods Corp.	5,868	17,747
Tung Thih Electronic Co., Ltd.	3,346	18,670
Voltronic Power Technology Corp.	1,441	17,521
Wistron NeWeb Corp.	5,761	14,357
Zhen Ding Technology Holding, Ltd.	4,714	14,624

		408,943

Thailand — 3.9%
Bumrungrad Hospital PCL	3,818	22,098
Delta Electronics Thailand PCL	7,137	16,312
Major Cineplex Group PCL	15,963	14,842
Vanachai Group PCL	53,201	20,688

See accompanying Notes to the Quarterly Portfolio of Investments. 8

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
WHA Corp. PCL*	146,713	$15,475

		89,415

TOTAL COMMON STOCKS (Cost $1,996,894)		2,116,576

EXCHANGE TRADED FUNDS — 0.2%
India — 0.2%
Market Vectors India Small-Cap Index ETF	108	5,125

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,614)		5,125

WARRANTS — 0.0%
Thailand — 0.0%
Samart Corp. Expires 03/30/2018	1	—

TOTAL WARRANTS (Cost $ — )		—

REGISTERED INVESTMENT COMPANY — 10.3%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	234,600	234,600

TOTAL REGISTERED INVESTMENT
COMPANY (Cost $234,600)		234,600

TOTAL INVESTMENTS - 103.3%

Value

(Cost $2,236,108)**	$2,356,301
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(75,432)

NET ASSETS - 100.0%	$2,280,869

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, these securities amounted to $19,765 or 0.9% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,236,108

Gross unrealized appreciation	$237,452
Gross unrealized depreciation	(117,259)

Net unrealized appreciation	$120,193

Legend:
ADR	American Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments. 9

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

10

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2015, in valuing each Fund’s investments carried at fair value:

WHV/EAM International Small Cap Equity Fund	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$209,433	$37,063	$172,370	$—
Austria	47,191	47,191	—	—
Belgium	89,955	41,853	48,102	—
Bermuda	45,816	45,816	—	—
Brazil	120,290	120,290	—	—
Canada	222,246	178,223	44,023	—
China	95,548	50,341	45,207	—
Denmark	135,177	36,907	98,270	—
France	362,890	227,494	135,396	—
Germany	306,647	52,240	254,407	—
India	408,072	186,949	221,123	—
Indonesia	32,652	—	32,652	—
Ireland	94,787	42,322	52,465	—
Israel	149,168	99,064	50,104	—
Italy	244,533	103,768	140,765	—
Japan	1,092,661	—	1,092,661	—
Luxembourg	42,630	42,630	—	—
Malaysia	119,754	80,561	39,193	—
Malta	46,944	46,944	—	—
Mexico	49,454	49,454	—	—

11

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

WHV/EAM International Small Cap Equity Fund	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
(Continued)
Netherlands	$132,968	$45,045	$87,923	$—
Norway	78,829	—	78,829	—
South Korea	861,938	92,864	769,074	—
Spain	87,388	47,139	40,249	—
Sweden	52,917	52,917	—	—
Switzerland	151,406	42,600	108,806	—
Taiwan	288,278	—	288,278	—
Thailand	173,381	—	173,381	—
United Kingdom	391,990	155,361	236,629	—
Warrants	—	—	—	—
Registered Investment Company	527,072	527,072	—	—

Total Investments in Securities	$6,662,015	$2,452,108	$4,209,907	$—

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$49,135	$18,280	$30,855	$—
Brazil	51,259	51,259	—	—
Cayman Islands	17,464	—	17,464	—
China	117,896	17,615	100,281	—
Hong Kong	47,448	—	47,448	—
India	296,352	125,880	170,472	—
Indonesia	73,038	41,436	31,602	—
Malaysia	78,843	31,406	47,437	—
Mexico	87,056	87,056	—	—
Philippines	17,194	—	17,194	—
South Africa	66,065	31,555	34,510	—
South Korea	716,468	92,414	624,054	—
Taiwan	408,943	—	408,943	—

12

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
(Continued)
Thailand	$89,415	$—	$89,415	$—
Exchange Traded Funds	5,125	5,125	—	—
Warrants	—	—	—	—
Registered Investment Company	234,600	234,600	—	—

Total Investments in Securities	$2,356,301	$736,626	$1,619,675	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

13

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

For the period ended July 31, 2015, there were transfers from Levels 2 to Level 1 of $161,880 and $56,009 for WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund, respectively, due to fair value adjustments.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

WHV/RIVINGTON FUNDS

RIVINGTON Diversified International Equity Fund by WHV

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.6%
Australia — 2.5%
Australia & New Zealand Banking Group Ltd.	1,000	$23,888

Belgium — 1.7%
KBC Groep NV	235	16,378

Canada — 6.0%
Alimentation Couche-Tard, Inc., Class B	258	11,515
Bank of Nova Scotia (The)	500	24,540
Linamar Corp.	175	10,679
Magna International, Inc.	200	10,867

		57,601

China — 6.1%
China Communications Services Corp. Ltd., Class H	28,000	12,678
China Construction Bank Corp., Class H	20,000	16,331
China Lesso Group Holdings Ltd.	5,000	3,921
CNOOC Ltd.	9,000	11,157
NetEase, Inc., ADR	100	13,863

		57,950

Denmark — 7.2%
Danske Bank AS	450	14,053
Novo Nordisk AS, Class B	475	27,850
Novozymes AS, Class B	325	16,965
Vestas Wind Systems AS	176	9,607

		68,475

Finland — 3.1%
Sampo Oyj, Class A	600	29,653

France — 5.1%
AXA SA	850	22,404

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — (Continued)
TOTAL SA	400	$19,801
Valeo SA	50	6,672

		48,877

Germany — 6.0%
Allianz SE, Registered Shares	25	4,094
Continental AG	39	8,718
Dialog Semiconductor PLC*	172	8,561
Hannover Rueck SE	200	21,214
Krones AG	125	14,421

		57,008

Hong Kong — 3.1%
AIA Group Ltd.	3,800	24,754
WH Group Ltd.(a)*	8,000	5,129

		29,883

India — 0.9%
Tata Motors Ltd., SP ADR	300	8,898

Japan — 14.9%
Bridgestone Corp.	100	3,775
Century Tokyo Leasing Corp.	400	13,572
CyberAgent, Inc.	300	12,926
ITOCHU Corp.	1,900	23,318
Mitsubishi Electric Corp.	1,600	17,216
NHK Spring Co., Ltd.	600	6,366
ORIX Corp.	700	10,466
Start Today Co., Ltd.	300	9,622
Sumitomo Mitsui Financial Group, Inc.	400	17,893
Toyota Motor Corp.	400	26,637

		141,791

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/RIVINGTON FUNDS

RIVINGTON Diversified International Equity Fund by WHV

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 1.0%
America Movil SAB de CV, SP ADR, Class L	492	$9,535

Netherlands — 5.2%
ING Groep NV, CVA	750	12,759
Koninklijke Ahold NV	627	12,481
Royal Dutch Shell PLC, Class A	850	24,439

		49,679

Russia — 0.5%
Mobile TeleSystems PJSC, SP ADR	600	4,920

Singapore — 2.2%
DBS Group Holdings Ltd.	1,400	20,594

South Africa — 1.7%
MTN Group Ltd.	1,000	16,680

South Korea — 1.9%
Samsung Electronics Co. Ltd., GDR	35	17,745

Sweden — 4.6%
Investor AB, Class B	900	34,730
Skandinaviska Enskilda Banken AB, Class A	800	9,644

		44,374

Switzerland — 7.3%
BB Biotech AG, Registered Shares*	43	13,928
Nestle SA, Registered Shares	375	28,407
UBS Group AG, Registered Shares*	1,200	27,631

		69,966

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	775	$17,135

Thailand — 0.6%
Krung Thai Bank PCL, NVDR	11,000	5,462

United Kingdom — 10.9%
GKN PLC	2,542	12,644
Legal & General Group PLC	4,900	19,949
Marks & Spencer Group PLC	2,700	22,938
Shire PLC	240	21,288
Sky PLC	500	8,901
Stagecoach Group PLC	1,500	9,159
Unilever NV, CVA	200	8,964

		103,843

United States — 4.3%
Gilead Sciences, Inc.	211	24,869
LyondellBasell Industries NV, Class A	174	16,326

		41,195

TOTAL COMMON STOCKS (Cost $982,267)		941,530

TOTAL INVESTMENTS - 98.6% (Cost $982,267)**		941,530
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		12,889

NET ASSETS - 100.0%		$954,419

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/RIVINGTON FUNDS

RIVINGTON Diversified International Equity Fund by WHV

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015 this security amounted to $5,129 or 0.5% of net assets. This security has been determined by the Adviser to be a liquid security.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$982,267

Gross unrealized appreciation	$11,296
Gross unrealized depreciation	(52,033)

Net unrealized depreciation	$(40,737)

Legend:
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 3

WHV/RIVINGTON FUNDS

RIVINGTON Diversified Global Equity Fund by WHV

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.6%
Australia — 0.4%
BHP Billiton Ltd.	200	$3,867

Belgium — 0.8%
KBC Groep NV	110	7,666

Canada — 4.6%
Alimentation Couche-Tard, Inc., Class B	350	15,621
Bank of Nova Scotia (The)	150	7,362
Linamar Corp.	221	13,486
Magna International, Inc.	150	8,150

		44,619

China — 3.4%
China Communications Services Corp. Ltd., Class H	16,000	7,244
China Construction Bank Corp., Class H	12,000	9,798
China Lesso Group Holdings Ltd.	5,000	3,921
CNOOC Ltd.	3,000	3,719
NetEase, Inc., ADR	60	8,318

		33,000

Denmark — 4.1%
Danske Bank AS	175	5,465
Novo Nordisk AS, Class B	450	26,385
Novozymes AS, Class B	150	7,830

		39,680

Finland — 2.0%
Sampo Oyj, Class A	400	19,768

France — 2.8%
AXA SA	700	18,451
TOTAL SA	100	4,950

	Number of Shares	Value

COMMON STOCKS — (Continued)
France — (Continued)
Valeo SA	30	$4,003

		27,404

Germany — 2.8%
Continental AG	20	4,471
Dialog Semiconductor PLC*	173	8,611
Hannover Rueck SE	50	5,303
Krones AG	75	8,653

		27,038

Hong Kong — 2.0%
AIA Group Ltd.	3,000	19,543

Japan — 6.6%
Century Tokyo Leasing Corp.	200	6,786
CyberAgent, Inc.	200	8,617
ITOCHU Corp.	1,600	19,636
Mitsubishi Electric Corp.	600	6,456
NHK Spring Co., Ltd.	400	4,244
ORIX Corp.	500	7,476
Start Today Co., Ltd.	200	6,415
Sumitomo Mitsui Financial Group, Inc.	100	4,473

		64,103

Netherlands — 2.9%
ING Groep NV, CVA	300	5,103
Royal Dutch Shell PLC, Class A	800	23,002

		28,105

Russia — 0.4%
Mobile TeleSystems PJSC, SP ADR	500	4,100

See accompanying Notes to the Quarterly Portfolio of Investments. 4

WHV/RIVINGTON FUNDS

RIVINGTON Diversified Global Equity Fund by WHV

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Singapore — 0.4%
DBS Group Holdings Ltd.	300	$4,413

South Africa — 0.8%
MTN Group Ltd.	500	8,340

South Korea — 0.5%
Samsung Electronics Co. Ltd., GDR	10	5,070

Sweden — 3.6%
Investor AB, Class B	800	30,871
Skandinaviska Enskilda Banken AB, Class A	400	4,822

		35,693

Switzerland — 4.9%
BB Biotech AG, Registered Shares*	26	8,422
Swiss Re AG	50	4,502
UBS Group AG, Registered Shares*	1,500	34,539

		47,463

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	300	6,633

Thailand — 0.5%
Krung Thai Bank PCL, NVDR	9,500	4,717

United Kingdom — 3.4%
GKN PLC	1,791	8,908
Legal & General Group PLC	1,200	4,885
Marks & Spencer Group PLC	1,100	9,345
Shire PLC	60	5,322

	Number of Shares	Value

COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Stagecoach Group PLC	750	$4,579

		33,039

United States — 51.0%
Aetna, Inc.	50	5,648
Apple, Inc.	275	33,358
AutoZone, Inc.*	25	17,524
Berkshire Hathaway, Inc., Class B*	150	21,411
Carter’s, Inc.	100	10,141
Centene Corp.*	169	11,852
Cerner Corp.*	70	5,020
Chevron Corp.	100	8,848
Costco Wholesale Corp.	142	20,633
Deluxe Corp.	75	4,832
Dollar Tree, Inc.*	275	21,458
Fifth Third Bancorp	1,000	21,070
General Dynamics Corp.	35	5,219
Gilead Sciences, Inc.	201	23,690
Google, Inc., Class A*	20	13,150
Harris Corp.	65	5,391
HCA Holdings, Inc.*	150	13,952
Health Net, Inc.*	225	15,044
Home Depot, Inc. (The)	125	14,629
LyondellBasell Industries NV, Class A	200	18,766
MasterCard, Inc., Class A	350	34,090
McKesson Corp.	40	8,823
MetLife, Inc.	100	5,574
Microsoft Corp.	300	14,010
Molina Healthcare, Inc.*	239	18,028
Seagate Technology PLC	275	13,915
Skyworks Solutions, Inc.	125	11,959
TJX Cos, Inc. (The)	250	17,455

See accompanying Notes to the Quarterly Portfolio of Investments. 5

WHV/RIVINGTON FUNDS

RIVINGTON Diversified Global Equity Fund by WHV

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	35	$5,811
UnitedHealth Group, Inc.	285	34,599
Valero Energy Corp.	125	8,200
Walt Disney Co. (The)	275	33,000

		497,100

TOTAL COMMON STOCKS (Cost $980,992)		961,361

TOTAL INVESTMENTS - 98.6%
(Cost $980,992)**		961,361
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		13,963

NET ASSETS - 100.0%		$975,324

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$980,992

Gross unrealized appreciation	$17,710
Gross unrealized depreciation	(37,341)

Net unrealized depreciation	$(19,631)

Legend:
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments. 6

WHV/RIVINGTON FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

7

WHV/RIVINGTON FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2015, in valuing each Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
RIVINGTON Diversified International Equity Fund by WHV

Investments in Securities*	$941,530	$941,530	$—	$—

RIVINGTON Diversified Global Equity Fund by WHV

Investments in Securities*	$961,361	$961,361	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

8

WHV/RIVINGTON FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Funds investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S.GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.0%
Aerospace & Defense — 2.0%
KLX, Inc.*	6,077	$238,705

Auto Components — 2.7%
China Automotive Systems, Inc.*	18,336	125,235
Superior Industries International, Inc.	11,086	187,575

		312,810

Biotechnology — 7.6%
Emergent Biosolutions, Inc.*	5,853	192,154
Enanta Pharmaceuticals, Inc.*	4,379	221,796
Myriad Genetics, Inc.*	8,911	304,043
PDL BioPharma, Inc.	28,498	165,858

		883,851

Commercial Banks — 15.2%
Blue Hills Bancorp, Inc.	16,771	242,173
Centerstate Banks, Inc.	14,355	200,109
HomeTrust Bancshares, Inc.*	9,800	167,972
International Bancshares Corp.	8,513	229,255
Kearny Financial Corp.*	18,249	203,476
National Bank Holdings Corp., Class A	9,321	201,707
Popular, Inc.*	8,560	262,107
Republic Bancorp, Inc., Class A	10,775	270,991

		1,777,790

Commercial Services & Supplies — 1.7%
Quad/Graphics, Inc.	12,254	201,578

Construction & Engineering — 2.3%
KBR, Inc.	15,162	264,880

	Number of Shares	Value

COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — 5.3%
AVX Corp.	11,513	$155,080
Celestica, Inc. (Canada)*	16,816	224,998
Multi-Fineline Electronix, Inc.*	5,596	99,945
Nam Tai Property, Inc.	28,958	141,894

		621,917

Energy Equipment & Services — 0.6%
Helix Energy Solutions Group, Inc.*	8,279	69,295

Health Care Providers & Services — 2.9%
Magellan Health Services, Inc.*	5,516	334,214

Health Care Technology — 1.0%
Quality Systems, Inc.	9,452	120,513

Hotels, Restaurants & Leisure — 1.8%
Biglari Holdings, Inc.*	483	210,013

Insurance — 5.3%
FBL Financial Group, Inc., Class A	3,294	187,791
Maiden Holdings Ltd. (Bermuda)	17,968	297,191
Symetra Financial Corp.	5,232	131,009

		615,991

Internet Software & Services — 2.0%
j2 Global, Inc.	3,369	237,178

IT Services — 1.8%
Sykes Enterprises, Inc.*	8,812	214,837

Machinery — 2.2%
FreightCar America, Inc.	13,577	261,493

Media — 1.9%
Tribune Publishing Co.	14,468	215,429

See accompanying Notes to the Quarterly Portfolio of Investments. 1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Continued)

July 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Metals & Mining — 3.0%
Nevsun Resources Ltd. (Canada)	108,400	$346,880

Oil, Gas & Consumable Fuels — 2.4%
Denbury Resources, Inc.	35,288	139,035
Energy XXI Bermuda Ltd. (Bermuda)	48,840	86,447
VAALCO Energy, Inc.*	38,836	51,264

		276,746

Professional Services — 2.0%
RPX Corp.*	15,414	238,609

Real Estate Investment Trusts (REITs) — 4.7%
Anworth Mortgage Asset Corp.	48,284	241,420
Hatteras Financial Corp.	8,625	140,242
Redwood Trust, Inc.	10,937	169,524

		551,186

Semiconductors & Semiconductor Equipment — 8.2%
ChipMOS Technologies Bermuda Ltd. (Bermuda)	13,373	220,120
Kulicke & Soffa Industries, Inc.*	28,537	297,070
Nova Measuring Instruments Ltd. (Israel)*	17,190	214,703
OmniVision Technologies, Inc.*	9,272	226,422

		958,315

Software — 4.6%
AVG Technologies NV (Netherlands)*	8,351	240,008
EnerNOC, Inc.*	16,044	132,042

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software — (Continued)
TiVo, Inc.*	16,405	$163,394

		535,444

Specialty Retail — 3.0%
Outerwall, Inc.	3,288	232,856
Systemax, Inc.*	16,691	113,833

		346,689

Technology Hardware, Storage & Peripherals — 1.9%
QLogic Corp.*	24,550	217,758

Thrifts & Mortgage Finance — 12.9%
Astoria Financial Corp.	15,411	233,014
Beneficial Bancorp, Inc.*	22,135	284,656
Charter Financial Corp.	23,303	282,898
Clifton Bancorp, Inc.	19,600	266,560
Northfield Bancorp, Inc.	16,778	252,677
Waterstone Financial, Inc.	14,436	186,369

		1,506,174

TOTAL COMMON STOCKS
(Cost $11,763,365)		11,558,295

TOTAL INVESTMENTS - 99.0%
(Cost $11,763,365)**		11,558,295
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		113,857

NET ASSETS - 100.0%		$11,672,152

See accompanying Notes to the Quarterly Portfolio of Investments. 2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,763,365

Gross unrealized appreciation	$962,681
Gross unrealized depreciation	(1,167,751)

Net unrealized depreciation	$(205,070)

See accompanying Notes to the Quarterly Portfolio of Investments. 3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Seizert Small Cap Value Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$11,558,295	$11,558,295	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	9/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	9/25/15

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	9/25/15

* Print the name and title of each signing officer under his or her signature.